    AS FILED WITH THE SECURITES AND EXCHANGE COMMISSION ON October 16, 2003
                        Securities Act File No. 333-65632
                    Investment Company Act File No. 811-7840
        -----------------------------------------------------------------
                     U.S SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C., 20549
        -----------------------------------------------------------------
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                           Pre-Effective Amendment No.
                       Post-Effective Amendment No. 17 [X]
                                       And
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 19

        -----------------------------------------------------------------

                              SCHRODER SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)
             875 Third Avenue, 22nd Floor, New York, New York 10022
               (Address of Principal Executive Officer) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 492-6000

                          ----------------------------

                             Carin F. Muhlbaum, Esq.
                           Schroder Fund Advisors Inc.
             875 Third Avenue, 22nd Floor, New York, New York 10022
                     (Name and address of agent for service)

                          Copies of communications to:
                            Timothy W. Diggins, Esq.
                                Ropes & Gray LLP
                             One International Place
                                Boston, MA 02110

It is proposed that this filing will become effective  (check appropriate box):
                 Immediately upon filing pursuant to paragraph (b)
            ----
                 On (date) pursuant to paragraph (b)
            ----
                 60 days after filing pursuant to paragraph (a)(1)
            ----
                 On (date) pursuant to paragraph (a)(1)
            ----
              X  75 days after filing pursuant to paragraph (a)(2)
            ----
                 On (date) pursuant to paragraph (a)(2) of Rule 485.
            ----

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for ---- a previously filed post-effective amendment.

              -----------------------------------------------------

This post-effective amendment is being filed to include prospectuses and a statement of additional information that will be used to offer classes of securities of the Registrant's Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund series. Thus, except as otherwise specifically indicated, the amendment does not delete or supersede any prospectus or statement of additional information in post-effective amendment number 16 of the Registrant filed on February 28, 2003.

[SCHRODERS LOGO]


PROSPECTUS
[date]



SCHRODER MUNICIPAL BOND FUND
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
SCHRODER FIXED INCOME FUND

Investor Shares

This Prospectus describes three mutual funds offered by Schroder Series Trust. Each Fund is managed by Schroder Investment Management North America Inc.

      SCHRODER MUNICIPAL BOND FUND seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund invests primarily in investment grade municipal securities that pay interest which is exempt from federal income tax. The Fund intends to maintain a dollar-weighted average portfolio maturity of five to ten years.

      SCHRODER SHORT-TERM MUNICIPAL BOND FUND seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund invests primarily in investment grade short-term municipal securities that pay interest which is exempt from federal income tax. The Fund intends to maintain a dollar-weighted average portfolio maturity of not more than three years.

      SCHRODER FIXED INCOME FUND seeks a high level of total return. The Fund invests primarily in investment grade fixed income investments. The Fund intends to maintain a dollar-weighted average portfolio duration of three to six years.

This Prospectus explains what you should know about the Funds before you invest. Please read it carefully. You can call the Schroder Mutual Funds at (800) 464-3108 to find out more about the Funds and other funds in the Schroder family of funds. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                              SCHRODER SERIES TRUST

 TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----
SUMMARY INFORMATION.............................................................     3

    Schroder Municipal Bond Fund................................................     3

    Schroder Short-Term Municipal Bond Fund.....................................     4

    Schroder Fixed Income Fund..................................................     5

FEES AND EXPENSES...............................................................     7

ADDITIONAL INFORMATION CONCERNING PRINCIPAL INVESTMENTS AND PRINCIPAL RISKS
OF INVESTING IN THE FUNDS.......................................................     8

OTHER INVESTMENT STRATEGIES AND RISKS...........................................    10

MANAGEMENT OF THE FUNDS.........................................................    11

HOW THE FUNDS' SHARES ARE PRICED................................................    12

HOW TO BUY SHARES...............................................................    12

HOW TO SELL SHARES..............................................................    14

EXCHANGES.......................................................................    15

DIVIDENDS AND DISTRIBUTIONS.....................................................    15

TAXES...........................................................................    16

PRIVACY STATEMENT...............................................................   A-1

SUMMARY INFORMATION

This summary identifies the investment objective, principal investment strategies and principal risks of Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund (the "Funds"), each a series of Schroder Series Trust (the "Trust"). Schroder Investment Management North America Inc. ("Schroder") serves as investment adviser to the Funds. References in any of the discussions of the Funds' investment policies below to 80% of a Fund's "net assets" refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by the Fund for investment purposes.


SCHRODER MUNICIPAL BOND FUND

o INVESTMENT OBJECTIVE. To seek a high level of current income exempt from federal income tax, consistent with the preservation of capital.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in municipal securities that

         o pay interest that is exempt from federal income tax (but which may be subject to federal alternative minimum tax);

         o        are investment-grade in quality; and

         o have intermediate to long-term maturities (three years or longer).

Municipal securities are debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the corresponding state's personal income tax.

The Fund intends to maintain a dollar weighted average portfolio maturity of five to ten years, although it may invest in securities of any maturity. Under normal circumstances, the Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, but which may be subject to federal alternative minimum tax (AMT).

Schroder allocates the Fund's assets among different market sectors (for example, general obligation securities of a state or securities financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

The Fund may invest more than 25% of its assets in a single sector of the municipal securities market, that is, in a group of issuers that finance similar projects, such as those relating to education, health care, transportation, and utilities. The Fund may purchase securities on a delayed delivery or when-issued basis.

In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts.

In selecting individual securities for investment, Schroder typically:

             o assigns a relative value, based on creditworthiness, cash flow and price, to each bond;

             o uses credit analysis to determine the issuer's ability to fulfill its contracts;

             o compares each bond with a U.S. Treasury instrument to develop a theoretical intrinsic value;

             o looks to exploit any inefficiencies between intrinsic value and market trading price; and

             o subordinates sector weightings to individual securities that may add above-market value.

 o   PRINCIPAL RISKS.

     o   It is possible to lose money on an investment in the Fund.

     o VOLATILITY OF THE MUNICIPAL BOND MARKET. The municipal bond market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

     o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the Fund may have to reinvest the proceeds in lower-yielding investments.

     o CREDIT RISK. The value of a debt security will be affected by the ability, or perceived ability, of the issuer of the security to make timely payments of interest and principal on the security.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund's Investor Shares.



SCHRODER SHORT-TERM MUNICIPAL BOND FUND

o INVESTMENT OBJECTIVE. To seek a high level of income exempt from federal income tax, consistent with the preservation of capital.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in municipal securities that

         o pay interest that is exempt from federal income tax (but which may be subject to federal alternative minimum tax);
         o        are investment-grade in quality; and
         o        have maturities of no more than three years.

Municipal securities are debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the corresponding state's personal income tax.

The Fund intends to maintain a dollar weighted average portfolio maturity of no longer than three years. Under normal circumstances, the Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, but which may be subject to federal alternative minimum tax
(AMT).

Schroder allocates the Fund's assets among different market sectors (for example, general obligation securities of a state or securities financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

The Fund may invest more than 25% of its assets in a single sector of the municipal securities market, that is, in a group of issuers that finance similar projects, such as those relating to education, health care, transportation, and utilities. The Fund may purchase securities on a delayed delivery or when-issued basis.

In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts.

In selecting individual securities for investment, Schroder typically:

             o assigns a relative value, based on creditworthiness, cash flow and price, to each bond;

             o uses credit analysis to determine the issuer's ability to fulfill its contracts;

             o compares each bond with a U.S. Treasury instrument to develop a theoretical intrinsic value;

             o looks to exploit any inefficiencies between intrinsic value and market trading price; and

             o subordinates sector weightings to individual securities that may add above-market value.

 o   PRINCIPAL RISKS.

     o   It is possible to lose money on an investment in the Fund.

     o VOLATILITY OF THE MUNICIPAL BOND MARKET. The municipal bond market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

     o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the Fund may have to reinvest the proceeds in lower-yielding investments.

     o CREDIT RISK. The value of a debt security will be affected by the ability, or perceived ability, of the issuer of the security to make timely payments of interest and principal on the security.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund's Investor Shares.



SCHRODER FIXED INCOME FUND

o    INVESTMENT OBJECTIVE. To seek a high level of total return.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in fixed income investments, which may include:

          o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;
          o       debt securities of domestic or foreign corporations;
          o       mortgage-backed and other asset-backed securities;
          o       taxable and tax-exempt municipal securities;
          o obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises;
          o obligations of international agencies or supranational entities;
          o       debt securities convertible into equity securities;
          o       inflation-indexed bonds of governmental or private issuers;
          o structured notes, including hybrid or "indexed" securities, event-linked bonds, and loan participations;
          o       delayed funding loans and revolving credit facilities; and
          o short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers' acceptances.

The Fund intends to maintain a dollar weighted average portfolio duration of three to six years.

The Fund expects normally to invest at least 75% of its assets in securities of investment grade. The Fund may invest up to 25% of its assets in high yield securities ("junk bonds") rated below investment grade.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and governments denominated in foreign currencies; it may make additional investments in foreign securities denominated in the U.S. dollar.

The Fund may make use, without limitation, of derivative instruments, such as options, futures contracts, or swap agreements, or mortgage- or asset-backed securities. (A derivative instrument will be considered to be a fixed income security if it is itself a debt security or, in Schroder's judgment, it may provide an investment return comparable to the return that might be provided by a debt security.) The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market.

In selecting individual securities for investment, Schroder typically:

             o assigns a relative value, based on creditworthiness, cash flow and price, to each bond;

             o determine the intrinsic value of each security by examining credit, structure, option value and liquidity risks;

             o looks to exploit any inefficiencies between intrinsic value and market trading price;

             o uses credit analysis to determine the issuer's ability to pay interest and repay principal on its bonds; and

             o subordinates sector weightings to individual securities that may add above-market value.


 o   PRINCIPAL RISKS.

     o   It is possible to lose money on an investment in the Fund.

     o CREDIT RISK. The value of a debt security will be affected by the ability, or perceived ability, of the issuer of the security to make timely payments of interest and principal on the security. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to actual or perceived changes in the credit quality of their issuers. The values of lower-quality debt securities can be highly volatile, and such securities can be difficult to resell.

     o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease.

     o MORTGAGE RISK. Mortgage-backed investments tend to increase in value less than other debt securities when interest rates decline, and their values become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest prepayments on mortgage-backed investments in lower-yielding investments.

     o FOREIGN INVESTMENT RISK. Issuers located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

     o DERIVATIVES RISK. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

     o LEVERAGE RISK. Certain investments available to the Fund may involve leverage. Leverage tends to make the Fund more volatile, because it tends to exaggerate the effect of any increase or decrease in the values of the Fund's portfolio securities.

     o CURRENCY RISK. Foreign currencies in which the Fund's portfolio securities are denominated may be highly volatile and may decline relative to the value of the U.S. Dollar.

     o LIQUIDITY RISK. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund's Investor Shares.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD INVESTOR SHARES OF THE FUNDS.

SHAREHOLDER FEES (paid directly from your investment):

        Maximum Sales Load Imposed on Purchases               None
        Maximum Deferred Sales Load                           None
        Maximum Sales Load Imposed on Reinvested Dividends    None
        Redemption Fee                                        None
        Exchange Fee                                          None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                                    SCHRODER MUNICIPAL    SCHRODER SHORT-TERM      SCHRODER FIXED
                                          BOND FUND       MUNICIPAL BOND FUND       INCOME FUND
                                    -------------------  ---------------------   ------------------
Management Fees(1)                        0.__%               0.__%                     0.__%
Distribution (12b-1) Fees                 None                None                      None
Other Expenses(2)                         0.__%               0.__%                     0.__%
Total Annual Fund Operating Expenses      0.__%               0.__%                     0.__%
Fee Waiver and/or Expense Limitation(3)   0.__%               0.__%                     0.__%
Net Expenses                              0.__%               0.__%                     0.__%


        (1) Management Fees for each Fund include all fees payable to Schroder and its affiliates for investment advisory and fund administration services. The Funds also pay administrative or sub-administrative fees directly to [_________________], and those fees are included under "Other Expenses."

        (2) "Other Expenses" are based on estimated amounts for each Fund's first fiscal year.

        (3) The Net Expenses shown for the Funds reflect the effect of contractually imposed Fee Waivers and/or Expense Limitations, in effect through December 31, 2004, on the Total Annual Fund Operating Expenses of the Funds.



EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Investor Shares of a Fund for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------
                                                         1 Year                  3 Years
-------------------------------------------------------------------------------------------------
Schroder Municipal Bond Fund                               $__                     $__
-------------------------------------------------------------------------------------------------
Schroder Short-Term Municipal Bond Fund                    $__                     $__
-------------------------------------------------------------------------------------------------
Schroder Fixed Income Fund                                 $__                     $__
-------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION CONCERNING PRINCIPAL INVESTMENTS AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

A Fund may not achieve its objective in all circumstances. The following provides more detail about certain of the Funds' principal risks and the circumstances which could adversely affect the value of a Fund's shares or its investment return.

o MUNICIPAL BONDS. Municipal securities are investments issued by public authorities to raise money for public purposes, such as loans for the construction of housing, schools, or hospitals, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include private activity obligations of public authorities to finance privately owned or operated facilities. Changes in law or adverse determinations by the Internal Revenue Service or a state tax authority could make the income from some of these obligations taxable.

            General obligations. These are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government's power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.

            Special revenue obligations. These are payable from revenue earned by a particular project or other revenue source. They include private activity bonds such as industrial development bonds, which are paid only from the revenues of the private owners or operators of the facilities. Investors can look only to the revenue generated by the project or the private company operating the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.

Municipal securities may be insured or guaranteed by public or private guarantors or insurers. The credit standing of such a bond would likely depend to a substantial extent on the ability and willingness of the guarantor or insurer to meet its obligations.

Interest income from private activity bonds may be subject to federal AMT for individuals. Corporate shareholders will be required to include all tax-exempt interest dividends in determining their federal AMT. For more information, including possible state, local and other taxes, contact your tax advisor.

o VOLATILITY OF THE MUNICIPAL BOND MARKET. The values of municipal securities may rise or fall in response to a number of factors affecting their issuers specifically or the municipal bond market generally. For example, the values of municipal securities can be significantly affected by political or fiscal events affecting their issuers, as well as uncertainties in the municipal bond market generally related to taxation, legislative changes, or the enforceability of rights of municipal bond holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal bond market.

o INTEREST RATE RISK. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Interest rate risk is generally greater for investments with longer maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

o CREDIT RISK. The value of a debt security will be affected by the ability, or perceived ability, of the issuer of the security to make timely payments of interest and principal on the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities or that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer's securities.

The value of a municipal security depends on the ability and willingness of its issuer to meet its obligations on the security. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security's market value could decline significantly .

Each of the Funds invests principally in securities of "investment grade," which means that the securities either have been rated BBB (or the equivalent) or better by a nationally recognized securities rating organization (for example, Moody's Investor Service, Inc., Standard & Poor's, or Fitch Investors Service, Inc.), or have been determined by Schroder to be of comparable quality.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for a Fund to sell the investments at prices approximating the values it had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the Fund to buy or sell certain debt instruments or to establish their fair values. Credit risk is generally greater for investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. A Fund depends more on Schroder's ability in buying lower-rated debt than it does in buying investment-grade debt. A Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase a Fund's operating expenses and decrease its net asset value. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

o MORTGAGE RISK (SCHRODER FIXED INCOME FUND). Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Schroder Fixed-Income Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed securities. Some mortgage-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. The Fund may gain investment exposure to mortgage-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

o FOREIGN INVESTMENT RISK (SCHRODER FIXED INCOME FUND). Schroder Fixed Income Fund may invest in fixed-income securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means the Fund may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems. Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

o CURRENCY RISK (SCHRODER FIXED INCOME FUND). When Schroder Fixed Income Fund invests in foreign currencies or in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o DERIVATIVES RISK (SCHRODER FIXED INCOME FUND). Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Schroder Fixed Income Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect Schroder had anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

o LEVERAGING RISK (SCHRODER FIXED INCOME FUND). Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of portfolios securities, and the use of when-issued, delayed delivery, or forward commitment transactions. The use of derivatives may also create leveraging risk. Leverage, including borrowing money, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

o LIQUIDITY RISK (SCHRODER FIXED INCOME FUND). Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Investing in foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


OTHER INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in the Summary Information section above, each Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

  o Concentration of investments (Municipal Bond Funds). A Fund may make significant investments in a segment of the municipal bond market, such as revenue bonds financing education, health care, housing or transportation facilities. A Fund may also make significant investments in the debt of issuers located in the same state. These investments may cause the value of a Fund's shares to change more than the values of shares of funds that invest in a greater variety of investments. Certain events may adversely affect all investments within a particular market segment. Examples include legislation or court decisions, concerns about pending legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing in issuers located in the same state may make a Fund more vulnerable to that state's economy and to issues affecting its municipal bond issuers, such as their ability to collect revenues to meet payment obligations. At times, the Funds and other accounts that Schroder and its affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

  o When-issued and delayed delivery securities. Each Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by a Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

   o Temporary defensive strategies. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, a Fund would invest in high-quality fixed income securities, cash or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that a Fund may not achieve its investment objective.

   o Pricing. At times market conditions might make it hard to value some investments. If a Fund has valued securities it holds too highly, you may end up paying too much for the Fund's shares when you buy into the Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

   o Other investments. The Funds may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.

   o Portfolio turnover. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what Schroder believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. Schroder currently expects that the portfolio turnover rate for the current fiscal year will not exceed 100% for each of Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund, and 200% for Schroder Fixed Income Fund. Consult your tax advisor regarding the tax effect of a Fund's portfolio turnover rate on your investment.

   o Changes in investment objective and policies. The investment objective and policies of each Fund may be changed by the Board of Trustees without a vote of the shareholders. The investment policy of a Fund requiring it to invest, under normal circumstances, at least 80% of its net assets in particular types of securities may be changed by the Trustees without shareholder approval after providing shareholders 60 days written notice.

   o Percentage investment limitations. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. An investment by a Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment.


MANAGEMENT OF THE FUND

The Trust is governed by a Board of Trustees, which has retained Schroder to manage the investments of each Fund. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.

Schroder (itself and its predecessors) has been an investment manager since 1962, and currently serves as investment adviser to the Funds, other mutual funds, and a broad range of institutional investors. Schroder's ultimate parent, Schroders plc, and its affiliates currently engage in the asset management business, and as of June 30, 2003, had in the aggregate assets under management of approximately $149.2 billion.

   o Investment Advisory Fees. Each Fund expects to pay investment advisory fees to Schroder at the annual rate of [__] % of the Fund's average daily net assets.

   o  Expense Limitations and Waivers.  [_______________________________]

   o Portfolio Management. Schroder's investment decisions for each of the Funds are made by teams of investment professionals, with the assistance of an investment committee.

Schroder Fund Advisors Inc. serves as the administrator to the Fund. [_________________] serves as sub administrator to the Fund and receives a fee from the Fund for its services.

HOW THE FUNDS' SHARES ARE PRICED

Each Fund calculates the net asset value of its Investor Shares by dividing the total value of its assets attributable to its Investor Shares, less its liabilities attributable to those shares, by the number of Investor Shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. For purposes of determining net asset value, certain options and futures contracts held by a Fund may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange. The Trust expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Fund values its portfolio securities for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair values, pursuant to procedures adopted by the Board of Trustees. Certain securities or investments for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indexes. For instance, a pricing service may recommend a fair market value based on prices of comparable securities. All assets and liabilities of a Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted. The net asset value of a Fund's Investor Shares will generally differ from that of its Advisor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Investor Shares and Advisor Shares.


HOW TO BUY SHARES

The Trust, through its distributor, Schroder Fund Advisors Inc., sells Investor Shares of each Fund at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund you select.

You may purchase Investor Shares of each Fund by completing the Account Application that accompanies this Prospectus, and sending payment by check or wire as described below. Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Investor Shares of each Fund are sold at their net asset value next determined after the applicable Fund or its transfer agent, Boston Financial Data Services, Inc. ("BFDS"), receives your order. In order for you to receive a Fund's next determined net asset value, the Fund or BFDS must receive your order before the close of trading on the New York Stock Exchange. The Trust reserves the right to reject any order to purchase Investor Shares of a Fund.

The minimum investments for initial and additional purchases of Investor Shares of each Fund are as follows:

                                                               INITIAL          ADDITIONAL
                                                             INVESTMENT         INVESTMENTS
                                                             ----------         -----------
    Regular Accounts                                           $[____]             $[____]
    Traditional and Roth IRAs                                  $[____]             $[____]

The Trust may, in its sole discretion, accept smaller initial or subsequent investments. The Funds do not issue share certificates.

The Trust may suspend the offering of Investor Shares of a Fund for any period of time. The Trust may also change any investment minimum from time to time.

Purchases by check. You may purchase Investor Shares of a Fund by mailing a check (in U.S. dollars) payable to the Fund in which you wish to invest. If you wish to purchase Investor Shares of two or more Funds, make your check payable to Schroder Mutual Funds and include written instructions as to how the amount of your check should be allocated among the Funds whose shares you are purchasing. Third-party checks will not be accepted. You should direct your check and your completed Account Application as follows:

REGULAR MAIL                        OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds               Boston Financial Data Services, Inc.
P.O. Box 8507                       Attn: Schroder Mutual Funds
Braintree, MA 02266                 66 Brooks Drive
                                    Braintree, MA  02184

For initial purchases, your check must be accompanied by a completed Account Application.

Purchases by bank wire. If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, BFDS will assign you an account number. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Please call BFDS at (800) 484-3108 to give notice that you will be sending funds by wire, and obtain a wire reference number. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.) Instruct your bank to wire funds with the assigned reference number as follows:

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts  02110
          ABA No.: 011000028
          Attn: Schroder Mutual Funds
          DDA No.: 9904-650-0
          FBO: Account Registration
          A/C: Mutual Fund Account Number
                   Name of Fund

Your purchase will not be processed until the wired funds have been received.

Automatic purchases. You can make regular investments of $100 or more per month or quarter in Investor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call
(800) 464-3108.

Brokers and other financial institutions. You may also buy, redeem, and exchange Investor Shares of the Funds through an authorized broker or other financial institution that has an agreement with Schroder or Schroder Fund Advisors Inc. The purchase, redemption and exchange policies and fees charged such brokers and other institutions may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different investment minimums or limitations on buying, exchanging, or redeeming Investor Shares. Please consult a representative of your financial institution for further information.

Certain brokers may accept purchase and redemption orders for Investor Shares of the Funds. Such brokers may designate other intermediaries to accept purchase and redemption orders on behalf of the Funds. For purposes of pricing, a Fund may be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders would be priced at the applicable Fund's net asset value next determined after they are accepted by the broker or authorized designee.

Investors may be charged a fee when effecting transactions through a broker or other agent in addition to any fees charged by the Funds.

Purchases in-kind. Investor Shares of a Fund may be purchased for cash or in exchange for securities, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for Investor Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis), and in such cases the Fund's holding period in those securities would include the investor's holding period. Any gain on the sale of securities received in exchange for Investor Shares of the Fund would be subject to distribution as capital gain to all of the Fund's shareholders. (In some circumstances, receipt of securities from an investor in exchange for Investor Shares of the Fund may be a taxable transaction to the investor, in which case the Fund's tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) Securities accepted by Schroder will be valued in the same manner as are the Fund's portfolio securities as of the time of the next determination of the Fund's net asset value. All rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a gain or loss upon the exchange or federal income tax purposes. Investors interested in purchases through exchange should telephone Schroder at
(800) 464-3108, their Schroder client representative, or other financial intermediary.

Other purchase information. Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, this compensation may be made available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless the Transfer Agent determines the shareholder's new address, dividends and other distributions that have been returned to the Transfer Agent will be reinvested in the applicable Fund(s), and the checks will be canceled.

HOW TO SELL SHARES

Timing. You may sell your Investor Shares back to a Fund on any day the New York Stock Exchange is open by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at (800) 464-3108. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Additional documentation may be required from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

You will be paid for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. Payment for shares is generally sent on the business day after a request is received. Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Investor Shares by check, you will not be sent redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

Involuntary Redemptions. If, because of your redemptions, your account balance for a Fund falls below a minimum amount set by the Trustees (presently $[____]), the Trust may choose to redeem your Investor Shares in that Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your Investor Shares, and you may purchase additional Investor Shares at any time to avoid a redemption. The Trust may also redeem Investor Shares if you own shares of a Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Trust may suspend the right of redemption for a Fund during any period when: (1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

Redemptions in kind. The Trust has agreed to redeem Investor Shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets attributable to Investor Shares during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders of a Fund, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the applicable Fund in lieu of cash. The Trust does not expect to redeem Investor Shares in kind under normal circumstances. If your Investor Shares are redeemed in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from a Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

General. If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. For more details, please contact the Transfer Agent at (800) 464-3108, your Schroder client representative or your financial intermediary. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.

EXCHANGES

You can exchange your Investor Shares of a Fund for Investor Shares of most other funds in the Schroder family of funds at any time at their respective net asset values. The exchange would be treated as a sale of your Investor Shares and any gain on the exchange will generally be subject to tax. For a listing of the Schroder funds available for exchange and to exchange Investor Shares, please call (800) 464-3108. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust and Schroder reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension. Because excessive trading can hurt Fund performance, operations and shareholders, the Trust or Schroder may also limit the amount or number of exchanges or reject any exchange if the Trust or Schroder believes that the investor in question is engaged in "market timing activities" or similar activities that may be harmful to the Fund or its shareholders.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends from net investment income daily and distributes these dividends monthly. Each Fund distributes net realized capital gain at least annually. For each Fund, distributions from net capital gain are made after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

You can choose from four distribution options:

     o    Reinvest all distributions in additional Investor Shares of your Fund;

     o Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Investor Shares of your Fund;

     o Receive distributions from net investment income in additional Investor Shares of your Fund while receiving capital gain distributions in cash; or

     o    Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Investor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.


TAXES

Taxes on dividends and distributions. For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, as described below) are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund has held for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Funds may have on the federal taxation of your benefits. In addition, an investment in a Fund that pays exempt-interest dividends may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Although under normal circumstances, Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund invest at least 80% of their net assets in investments the income from which is exempt from federal income tax, the Funds may invest a portion of their assets in securities that generate income that is not exempt from federal income tax.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

Taxes when you sell, redeem or exchange your shares. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another Fund) of your shares in the Funds will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

Foreign taxes. Schroder Fixed Income Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate Schroder Fixed Income Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

Investments in debt obligations. A Fund's investment in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

Consult your tax advisor about other possible tax consequences. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Funds.


USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

                               INVESTMENT ADVISER
                Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022

                          DISTRIBUTOR AND ADMINISTRATOR
                           Schroder Fund Advisors Inc.
                                875 Third Avenue
                            New York, New York 10022

                                SUB-ADMINISTRATOR
                                [to be supplied]

                                    CUSTODIAN
                                [to be supplied]

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                        North Quincy, Massachusetts 02171

                                     COUNSEL
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

SCHRODER SERIES TRUST
Schroder Municipal Bond Fund
Schroder Short-Term Municipal Bond Fund
Schroder Fixed Income Fund


Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund have a statement of additional information (SAI) which includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about a Fund, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

You may review and copy information about a Fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about a Fund on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to Schroder Series Trust's file number under the Investment Company Act, which is 811-7840.

SCHRODER SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-7840

[SCHRODERS LOGO]


PROSPECTUS
[date]


SCHRODER MUNICIPAL BOND FUND
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
SCHRODER FIXED INCOME FUND

Advisor Shares

This Prospectus describes three mutual funds offered by Schroder Series Trust. Each Fund is managed by Schroder Investment Management North America Inc.

      SCHRODER MUNICIPAL BOND FUND seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund invests primarily in investment grade municipal securities that pay interest which is exempt from federal income tax. The Fund intends to maintain a dollar-weighted average portfolio maturity of five to ten years.

      SCHRODER SHORT-TERM MUNICIPAL BOND FUND seeks a high level of income exempt from regular federal income tax, consistent with the preservation of capital. The Fund invests primarily in investment grade short-term municipal securities that pay interest which is exempt from federal income tax. The Fund intends to maintain a dollar-weighted average portfolio maturity of not more than three years.

      SCHRODER FIXED INCOME FUND seeks a high level of total return. The Fund invests primarily in investment grade fixed income investments. The Fund intends to maintain a dollar-weighted average portfolio duration of three to six years.


This Prospectus explains what you should know about the Funds before you invest. Please read it carefully. You can call the Schroder Mutual Funds at (800) 464-3108 to find out more about the Funds and other funds in the Schroder family of funds. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.


NEITHER THE U.S. SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                              SCHRODER SERIES TRUST

TABLE OF CONTENTS

                                                                                   PAGE
                                                                                   ----

SUMMARY INFORMATION.............................................................     3

    Schroder Municipal Bond Fund................................................     3

    Schroder Short-Term Municipal Bond Fund.....................................     4

    Schroder Fixed Income Fund..................................................     5

FEES AND EXPENSES...............................................................     7

ADDITIONAL INFORMATION CONCERNING PRINCIPAL INVESTMENTS AND PRINCIPAL RISKS
OF INVESTING IN THE FUNDS.......................................................     8

OTHER INVESTMENT STRATEGIES AND RISKS...........................................    10

MANAGEMENT OF THE FUNDS.........................................................    11

HOW THE FUNDS' SHARES ARE PRICED................................................    12

HOW TO BUY SHARES...............................................................    12

HOW TO SELL SHARES..............................................................    14

ADDITIONAL INFORMATION ABOUT ADVISOR SHARES.....................................    15

EXCHANGES.......................................................................    16

DIVIDENDS AND DISTRIBUTIONS.....................................................    16

TAXES...........................................................................    17

PRIVACY STATEMENT...............................................................   A-1

SUMMARY INFORMATION

This summary identifies the investment objective, principal investment strategies and principal risks of Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund (the "Funds"), each a series of Schroder Series Trust (the "Trust"). Schroder Investment Management North America Inc. ("Schroder") serves as investment adviser to the Funds. References in any of the discussions of the Funds' investment policies below to 80% of a Fund's "net assets" refer to that percentage of the aggregate of the Fund's net assets and the amount, if any, of borrowings by the Fund for investment purposes.


SCHRODER MUNICIPAL BOND FUND

o INVESTMENT OBJECTIVE. To seek a high level of current income exempt from federal income tax, consistent with the preservation of capital.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in municipal securities that

         o pay interest that is exempt from federal income tax (but which may be subject to federal alternative minimum tax);

         o        are investment-grade in quality; and

         o have intermediate to long-term maturities (three years or longer).

Municipal securities are debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the corresponding state's personal income tax.

The Fund intends to maintain a dollar weighted average portfolio maturity of five to ten years, although it may invest in securities of any maturity. Under normal circumstances, the Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, but which may be subject to federal alternative minimum tax (AMT).

Schroder allocates the Fund's assets among different market sectors (for example, general obligation securities of a state or securities financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.

The Fund may invest more than 25% of its assets in a single sector of the municipal securities market, that is, in a group of issuers that finance similar projects, such as those relating to education, health care, transportation, and utilities. The Fund may purchase securities on a delayed delivery or when-issued basis.

In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts.

In selecting individual securities for investment, Schroder typically:

             o assigns a relative value, based on creditworthiness, cash flow and price, to each bond;

             o uses credit analysis to determine the issuer's ability to fulfill its contracts;

             o compares each bond with a U.S. Treasury instrument to develop a theoretical intrinsic value;

             o looks to exploit any inefficiencies between intrinsic value and market trading price; and

             o subordinates sector weightings to individual securities that may add above-market value.

o    PRINCIPAL RISKS.

     o   It is possible to lose money on an investment in the Fund.

     o VOLATILITY OF THE MUNICIPAL BOND MARKET. The municipal bond market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

     o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the Fund may have to reinvest the proceeds in lower-yielding investments.

     o CREDIT RISK. The value of a debt security will be affected by the ability, or perceived ability, of the issuer of the security to make timely payments of interest and principal on the security.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund's Advisor Shares.



SCHRODER SHORT-TERM MUNICIPAL BOND FUND

o INVESTMENT OBJECTIVE. To seek a high level of income exempt from federal income tax, consistent with the preservation of capital.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund invests primarily in municipal securities that

         o pay interest that is exempt from federal income tax (but which may be subject to federal alternative minimum tax);

         o        are investment-grade in quality; and

         o        have maturities of no more than three years.

Municipal securities are debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities, or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the corresponding state's personal income tax.

The Fund intends to maintain a dollar weighted average portfolio maturity of no longer than three years. Under normal circumstances, the Fund invests at least 80% of its net assets in investments the income from which is exempt from federal income tax, but which may be subject to federal alternative minimum tax
(AMT).


Schroder allocates the Fund's assets among different market sectors (for example, general obligation securities of a state or securities financing a specific project) and different maturities based on its view of the relative value of each sector or maturity.


The Fund may invest more than 25% of its assets in a single sector of the municipal securities market, that is, in a group of issuers that finance similar projects, such as those relating to education, health care, transportation, and utilities. The Fund may purchase securities on a delayed delivery or when-issued basis.

In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market, rather than relying on interest rate forecasts.

In selecting individual securities for investment, Schroder typically:

             o assigns a relative value, based on creditworthiness, cash flow and price, to each bond;

             o uses credit analysis to determine the issuer's ability to fulfill its contracts;

             o compares each bond with a U.S. Treasury instrument to develop a theoretical intrinsic value;

             o looks to exploit any inefficiencies between intrinsic value and market trading price; and

             o subordinates sector weightings to individual securities that may add above-market value.

o    PRINCIPAL RISKS.

     o   It is possible to lose money on an investment in the Fund.

     o VOLATILITY OF THE MUNICIPAL BOND MARKET. The municipal bond market is volatile and can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

     o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease. In addition, if a security is prepaid, the Fund may have to reinvest the proceeds in lower-yielding investments.

     o CREDIT RISK. The value of a debt security will be affected by the ability, or perceived ability, of the issuer of the security to make timely payments of interest and principal on the security.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund's Advisor Shares.



SCHRODER FIXED INCOME FUND

o    INVESTMENT OBJECTIVE. To seek a high level of total return.

o PRINCIPAL INVESTMENT STRATEGIES. The Fund normally invests at least 80% of its net assets in fixed income investments, which may include:

         o securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

         o        debt securities of domestic or foreign corporations;

         o        mortgage-backed and other asset-backed securities;

         o        taxable and tax-exempt municipal securities;

         o obligations of non-U.S. governments or their subdivisions, agencies, and government-sponsored enterprises;

         o obligations of international agencies or supranational entities;

         o        debt securities convertible into equity securities;

         o        inflation-indexed bonds of governmental or private issuers;

         o structured notes, including hybrid or "indexed" securities, event-linked bonds, and loan participations;

         o        delayed funding loans and revolving credit facilities; and

         o short-term investments, such as repurchase agreements, bank certificates of deposit, fixed time deposits, and bankers' acceptances.

The Fund intends to maintain a dollar weighted average portfolio duration of three to six years.

The Fund expects normally to invest at least 75% of its assets in securities of investment grade. The Fund may invest up to 25% of its assets in high yield securities ("junk bonds") rated below investment grade.

The Fund may invest up to 20% of its total assets in securities of foreign issuers and governments denominated in foreign currencies; it may make additional investments in foreign securities denominated in the U.S. dollar.

The Fund may make use, without limitation, of derivative instruments, such as options, futures contracts, or swap agreements, or mortgage- or asset-backed securities. (A derivative will be considered to be a fixed income security if it is itself a debt security or, in Schroder's judgment, it may provide an investment return comparable to the return that might be provided by a debt security.) The Fund may also seek to obtain market exposure to the securities in which it invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

In managing the Fund, Schroder generally relies on detailed proprietary research. Schroder focuses on the securities and sectors it believes are undervalued relative to the market.

In selecting individual securities for investment, Schroder typically:

             o assigns a relative value, based on creditworthiness, cash flow and price, to each bond;

             o determine the intrinsic value of each security by examining credit, structure, option value and liquidity risks;

             o looks to exploit any inefficiencies between intrinsic value and market trading price;

             o uses credit analysis to determine the issuer's ability to pay interest and repay principal on its bonds; and

             o subordinates sector weightings to individual securities that may add above-market value.


o    PRINCIPAL RISKS.

     o   It is possible to lose money on an investment in the Fund.

     o CREDIT RISK. The value of a debt security will be affected by the ability, or perceived ability, of the issuer of the security to make timely payments of interest and principal on the security. Lower-quality debt securities (those of less than investment-grade quality) involve greater risk of default or price changes due to actual or perceived changes in the credit quality of their issuers. The values of lower-quality debt securities can be highly volatile, and such securities can be difficult to resell.

     o INTEREST RATE RISK. Interest rate increases can cause the price of a debt security to decrease.

     o MORTGAGE RISK. Mortgage-backed investments tend to increase in value less than other debt securities when interest rates decline, and their values become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest prepayments on mortgage-backed investments in lower-yielding investments.

     o FOREIGN INVESTMENT RISK. Issuers located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

     o DERIVATIVES RISK. Derivative transactions typically involve leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested, and the Fund may not be able to close-out a derivative transaction at a favorable time or price.

     o LEVERAGE RISK. Certain investments available to the Fund may involve leverage. Leverage tends to make the Fund more volatile, because it tends to exaggerate the effect of any increase or decrease in the values of the Fund's portfolio securities.

     o CURRENCY RISK. Foreign currencies in which the Fund's portfolio securities are denominated may be highly volatile and may decline relative to the value of the U.S. Dollar.

     o LIQUIDITY RISK. The Fund may find it difficult to sell or to close out certain investments at favorable prices or times.

Performance Information. The Fund recently commenced operations and does not yet have a full calendar year of performance. Accordingly, no performance information is included for the Fund's Advisor Shares.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD ADVISOR SHARES OF THE FUNDS.

SHAREHOLDER FEES (paid directly from your investment):

        Maximum Sales Load Imposed on Purchases               None
        Maximum Deferred Sales Load                           None
        Maximum Sales Load Imposed on Reinvested Dividends    None
        Redemption Fee                                        None
        Exchange Fee                                          None


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets):

                                    SCHRODER MUNICIPAL    SCHRODER SHORT-TERM      SCHRODER FIXED
                                        BOND FUND         MUNICIPAL BOND FUND       INCOME FUND
                                    ------------------    -------------------      --------------
Management Fees(1)                        0.__%               0.__%                     0.__%
Distribution (12b-1) Fees                 0.25%               0.25%                     0.25%
Other Expenses(2)                         0.__%               0.__%                     0.__%
Total Annual Fund Operating Expenses      0.__%               0.__%                     0.__%
Fee Waiver and/or Expense Limitation(3)   0.__%               0.__%                     0.__%
Net Expenses                              0.__%               0.__%                     0.__%


        (1) Management Fees for each Fund include all fees payable to Schroder and its affiliates for investment advisory and fund administration services. The Funds also pay administrative or sub-administrative fees directly to [_________________], and those fees are included under "Other Expenses."

        (2) "Other Expenses" are based on estimated amounts for each Fund's first fiscal year.

        (3) The Net Expenses shown for the Funds reflect the effect of contractually imposed Fee Waivers and/or Expense Limitations, in effect through December 31, 2004, on the Total Annual Fund Operating Expenses of the Funds.


EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Advisor Shares of a Fund for the time periods indicated and then redeem all of your Advisor Shares at the end of those periods. The Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses for each year are the same as the Fund's Total Annual Fund Operating Expenses shown above (except that, in the first year, the operating expenses are the same as the Fund's Net Expenses shown above). Your actual costs may be higher or lower. Based on these assumptions, your costs would be:

-------------------------------------------------------------------------------------------------
                                                         1 Year                  3 Years
-------------------------------------------------------------------------------------------------
Schroder Municipal Bond Fund                               $__                     $__
-------------------------------------------------------------------------------------------------
Schroder Short-Term Municipal Bond Fund                    $__                     $__
-------------------------------------------------------------------------------------------------
Schroder Fixed Income Fund                                 $__                     $__
-------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION CONCERNING PRINCIPAL INVESTMENTS AND PRINCIPAL RISKS OF INVESTING IN THE FUNDS

A Fund may not achieve its objective in all circumstances. The following provides more detail about certain of the Funds' principal risks and the circumstances which could adversely affect the value of a Fund's shares or its investment return.

o MUNICIPAL BONDS. Municipal securities are investments issued by public authorities to raise money for public purposes, such as loans for the construction of housing, schools, or hospitals, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include private activity obligations of public authorities to finance privately owned or operated facilities. Changes in law or adverse determinations by the Internal Revenue Service or a state tax authority could make the income from some of these obligations taxable.

            General obligations. These are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government's power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.

            Special revenue obligations. These are payable from revenue earned by a particular project or other revenue source. They include private activity bonds such as industrial development bonds, which are paid only from the revenues of the private owners or operators of the facilities. Investors can look only to the revenue generated by the project or the private company operating the project rather than the credit of the state or local government authority issuing the bonds. Special revenue obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.

Municipal securities may be insured or guaranteed by public or private guarantors or insurers. The credit standing of such a bond would likely depend to a substantial extent on the ability and willingness of the guarantor or insurer to meet its obligations.

Interest income from private activity bonds may be subject to federal AMT for individuals. Corporate shareholders will be required to include all tax-exempt interest dividends in determining their federal AMT. For more information, including possible state, local and other taxes, contact your tax advisor.


o VOLATILITY OF THE MUNICIPAL BOND MARKET. The values of municipal securities may rise or fall in response to a number of factors affecting their issuers specifically or the municipal bond market generally. For example, the values of municipal securities can be significantly affected by political or fiscal events affecting their issuers, as well as uncertainties in the municipal bond market generally related to taxation, legislative changes, or the enforceability of rights of municipal bond holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, and utilities, conditions in those sectors can affect the overall municipal bond market.


o INTEREST RATE RISK. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Interest rate risk is generally greater for investments with longer maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.


o CREDIT RISK. The value of a debt security will be affected by the ability, or perceived ability, of the issuer of the security to make timely payments of interest and principal on the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when the Fund owns securities or that issuer, or that the issuer will default on its obligations. An actual or perceived deterioration in the ability of an issuer to meet its obligations will likely have an adverse effect on the value of the issuer's securities.

The value of a municipal security depends on the ability and willingness of its issuer to meet its obligations on the security. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security's market value could decline significantly .

Each of the Funds invests principally in securities of "investment grade," which means that the securities either have been rated BBB (or the equivalent) or better by a nationally recognized securities rating organization (for example, Moody's Investor Service, Inc., Standard & Poor's, or Fitch Investors Service, Inc.), or have been determined by Schroder to be of comparable quality.

Investments rated below BBB or its equivalent are known as "junk bonds." This rating reflects a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile and are likely to fall. A default or expected default could also make it difficult for a Fund to sell the investments at prices approximating the values it had previously placed on them. Lower-rated debt usually has a more limited market than higher-rated debt, which may at times make it difficult for the Fund to buy or sell certain debt instruments or to establish their fair values. Credit risk is generally greater for investments that are issued at less than their face value and that are required to make interest payments only at maturity rather than at intervals during the life of the investment. Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity. A Fund depends more on Schroder's ability in buying lower-rated debt than it does in buying investment-grade debt. A Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer's obligations. This could increase a Fund's operating expenses and decrease its net asset value. Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.

o MORTGAGE RISK (SCHRODER FIXED INCOME FUND). Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. The Schroder Fixed-Income Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Because the prepayment rate generally declines as interest rates rise, an increase in interest rates will likely increase the duration, and thus the volatility, of mortgage-backed securities. Some mortgage-backed investments receive only the interest portion ("IOs") or the principal portion ("POs") of payments on the underlying mortgages. The yields and values of these investments are extremely sensitive to changes in interest rates and in the rate of principal payments on the underlying mortgages. The market for these investments may be volatile and limited, which may make them difficult to buy or sell. The Fund may gain investment exposure to mortgage-backed investments by entering into agreements with financial institutions to buy the investments at a fixed price at a future date. The Fund may or may not take delivery of the investments at the termination date of such an agreement, but will nonetheless be exposed to changes in value of the underlying investments during the term of the agreement.

o FOREIGN INVESTMENT RISK (SCHRODER FIXED INCOME FUND). Schroder Fixed Income Fund may invest in fixed-income securities of foreign issuers. Foreign investments involve certain special risks. For example, their values may decline in response to unfavorable political and legal developments, unreliable or untimely information, and economic and financial instability. In addition, the liquidity of these investments may be more limited than for most U.S. investments, which means the Fund may at times be unable to sell them at desirable prices. Foreign settlement procedures may also involve additional risks. These risks are generally greater in the case of developing (also known as emerging) markets, which typically have less developed legal and financial systems. Certain of these risks may also apply to some extent to investments in U.S. companies that are traded in foreign markets, or investments in U.S. companies that have significant foreign operations. Special U.S. tax considerations may apply to the fund's foreign investments.

o CURRENCY RISK (SCHRODER FIXED INCOME FUND). When Schroder Fixed Income Fund invests in foreign currencies or in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o DERIVATIVES RISK (SCHRODER FIXED INCOME FUND). Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Schroder Fixed Income Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, and credit risk, and the risk that a derivative transaction may not have the effect Schroder had anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. If the Fund invests in a derivative instrument it could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

o LEVERAGING RISK (SCHRODER FIXED INCOME FUND). Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of portfolios securities, and the use of when-issued, delayed delivery, or forward commitment transactions. The use of derivatives may also create leveraging risk. Leverage, including borrowing money, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities.

o LIQUIDITY RISK (SCHRODER FIXED INCOME FUND). Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Investing in foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.


OTHER INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies described in the Summary Information section above, each Fund may at times, but is not required to, use the strategies and techniques described below, which involve certain special risks. This Prospectus does not attempt to disclose all of the various investment techniques and types of securities that Schroder might use in managing the Funds. As in any mutual fund, investors must rely on the professional investment judgment and skill of the Fund's adviser.

  o Concentration of investments (Municipal Bond Funds). A Fund may make significant investments in a segment of the municipal bond market, such as revenue bonds financing education, health care, housing or transportation facilities. A Fund may also make significant investments in the debt of issuers located in the same state. These investments may cause the value of a Fund's shares to change more than the values of shares of funds that invest in a greater variety of investments. Certain events may adversely affect all investments within a particular market segment. Examples include legislation or court decisions, concerns about pending legislation or court decisions, or lower demand for the services or products provided by a particular market segment. Investing in issuers located in the same state may make a Fund more vulnerable to that state's economy and to issues affecting its municipal bond issuers, such as their ability to collect revenues to meet payment obligations. At times, the Funds and other accounts that Schroder and its affiliates manage may own all or most of the debt of a particular issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

  o When-issued and delayed delivery securities. Each Fund may purchase securities on a when-issued, delayed delivery, or forward commitment basis. These transactions involve a commitment by a Fund to purchase a security for a predetermined price or yield, with payments and delivery taking place more than seven days in the future, or after a period longer than the customary settlement period for that type of security. These transactions may increase the overall investment exposure for a Fund and involve a risk of loss if the value of the securities declines prior to the settlement date.

   o Temporary defensive strategies. At times, Schroder may judge that conditions in the securities markets make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, Schroder may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, a Fund would invest in high-quality fixed income securities, cash or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund would use these alternate strategies. One risk of taking such temporary defensive positions is that a Fund may not achieve its investment objective.

   o Pricing. At times market conditions might make it hard to value some investments. If a Fund has valued securities it holds too highly, you may end up paying too much for the Fund's shares when you buy into the Fund. If a Fund underestimates the price of its portfolio securities, you may not receive the full market value for your Fund shares when you sell.

   o Other investments. The Funds may also invest in other types of securities and utilize a variety of investment techniques and strategies that are not described in this Prospectus. These securities and techniques may subject the Funds to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional techniques and strategies that may be used by the Funds.

   o Portfolio turnover. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements, in order to take advantage of what Schroder believes to be temporary disparities in normal yield relationships between securities. A change in the securities held by the Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including bid-asked spreads, dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, and may result in the realization of taxable capital gains (including short-term gains, which are generally taxed to shareholders at ordinary income rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance. During periods when a Fund experiences high portfolio turnover rates, these effects are likely to be more pronounced. Schroder currently expects that the portfolio turnover rate for the current fiscal year will not exceed 100% for each of Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund, and 200% for Schroder Fixed Income Fund. Consult your tax advisor regarding the tax effect of a Fund's portfolio turnover rate on your investment.

   o Changes in investment objective and policies. The investment objective and policies of each Fund may be changed by the Board of Trustees without a vote of the shareholders. The investment policy of a Fund requiring it to invest, under normal circumstances, at least 80% of its net assets in particular types of securities may be changed by the Trustees without shareholder approval after providing shareholders 60 days written notice.

   o Percentage investment limitations. Unless otherwise noted, all percentage limitations on Fund investments listed in this Prospectus will apply at the time of investment. An investment by a Fund would not be considered to violate these limitations unless an excess or deficiency were to occur or exist immediately after and as a result of an investment.


MANAGEMENT OF THE FUND

The Trust is governed by a Board of Trustees, which has retained Schroder to manage the investments of each Fund. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.

Schroder (itself and its predecessors) has been an investment manager since 1962, and currently serves as investment adviser to the Funds, other mutual funds, and a broad range of institutional investors. Schroder's ultimate parent, Schroders plc, and its affiliates currently engage in the asset management business, and as of June 30, 2003, had in the aggregate assets under management of approximately $149.2 billion.

   o INVESTMENT ADVISORY FEES. Each Fund expects to pay investment advisory fees to Schroder at the annual rate of [__]% of the Fund's average daily net assets.

   o  EXPENSE LIMITATIONS AND WAIVERS. [_______________________________]

   o PORTFOLIO MANAGEMENT. Schroder's investment decisions for each of the Funds are made by teams of investment professionals, with the assistance of an investment committee.

Schroder Fund Advisors Inc. serves as the administrator to the Fund. [_________________] serves as sub administrator to the Fund and receives a fee from the Fund for its services.

HOW THE FUNDS' SHARES ARE PRICED

Each Fund calculates the net asset value of its Advisor Shares by dividing the total value of its assets attributable to its Advisor Shares, less its liabilities attributable to those shares, by the number of Advisor Shares outstanding. Shares are valued as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) each day the Exchange is open. For purposes of determining net asset value, certain options and futures contracts held by a Fund may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange. The Trust expects that days, other than weekend days, when the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Each Fund values its portfolio securities for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair values, pursuant to procedures adopted by the Board of Trustees. Certain securities or investments for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indexes. For instance, a pricing service may recommend a fair market value based on prices of comparable securities. All assets and liabilities of a Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted. The net asset value of a Fund's Advisor Shares will generally differ from that of its Investor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Advisor Shares and Investor Shares.


HOW TO BUY SHARES

You may purchase Advisor Shares of each Fund directly from the Trust (through Schroder Fund Advisors Inc., the distributor of the Trust's shares), or through a service organization such as a bank, trust company, broker-dealer, or other financial organization (a "Service Organization") having an arrangement with Schroder or Schroder Fund Advisors Inc. If you do not have a Service Organization, Schroder or Schroder Fund Advisors Inc. can provide you with a list of available firms. Your Service Organization is responsible for forwarding all of the necessary documentation to the Trust, and may charge you separately for its services.

The purchase, redemption and exchange policies and fees charged by such Service Organizations may be different than those of the Funds. For instance, banks, brokers, retirement plans and financial advisers may charge transaction fees in addition to any fees charged by the Funds, and may set different investment minimums or limitations on buying, exchanging, or redeeming Advisor Shares. Please consult a representative of your Service Organization for further information.

Certain brokers may accept purchase and redemption orders for Advisor Shares of the Funds. Such brokers may designate other intermediaries to accept purchase and redemption orders on behalf of the Funds. For purposes of pricing, a Fund may be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. These orders would be priced at the applicable Fund's net asset value next determined after they are accepted by the broker or authorized designee.

If the Advisor Shares you purchase will be held in your own name (rather than the name of your Service Organization), your payment for the shares must be accompanied by a completed Account Application and payment by check or wire as described below. Account Applications for Advisor Shares may be obtained from the Funds' transfer agent, Boston Financial Data Services, Inc. ("BFDS"), at the address provided below under "Purchases by Check," from your Service Organization, or by calling the Schroder Mutual Funds at (800) 484-3108 (from outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative). Acceptance of your order may be delayed pending receipt of additional documentation, such as copies of corporate resolutions and instruments of authority, from corporations, administrators, executors, personal representatives, directors, or custodians.

Advisor Shares of each Fund are sold at their net asset value next determined after the applicable Fund or its transfer agent, Boston Financial Data Services, Inc. ("BFDS"), receives your order. In order for you to receive a Fund's next determined net asset value, the Fund or BFDS must receive your order before the close of trading on the New York Stock Exchange. The Trust reserves the right to reject any order to purchase Advisor Shares of a Fund.

The minimum investments for initial and additional purchases of Advisor Shares of each Fund are as follows:

                                         Initial          Additional
                                        Investment        Investments
                                        ----------        -----------
    Regular Accounts                       $[____]             $[____]
    Traditional and Roth IRAs              $[____]             $[____]

The Trust may, in its sole discretion, accept smaller initial or subsequent investments. The Funds do not issue share certificates.

The Trust may suspend the offering of Advisor Shares of a Fund for any period of time. The Trust may also change any investment minimum from time to time.

Purchases by check. You may purchase Advisor Shares of a Fund by mailing a check (in U.S. dollars) payable to the Fund in which you wish to invest. If you wish to purchase Advisor Shares of two or more Funds, make your check payable to Schroder Mutual Funds and include written instructions as to how the amount of your check should be allocated among the Funds whose shares you are purchasing. Third-party checks will not be accepted. You should direct your check and your completed Account Application as follows:

REGULAR MAIL                        OVERNIGHT OR EXPRESS MAIL
Schroder Mutual Funds               Boston Financial Data Services, Inc.
P.O. Box 8507                       Attn: Schroder Mutual Funds
Braintree, MA 02266                 66 Brooks Drive
                                    Braintree, MA  02184

For initial purchases, your check must be accompanied by a completed Account Application.

Purchases by bank wire. If you make your initial investment by wire, your order must be preceded by a completed Account Application. Upon receipt of the Application, BFDS will assign you an account number. Wire orders received prior to the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading will be processed at the net asset value next determined as of the end of that day. Wire orders received after that time will be processed at the net asset value next determined thereafter.

Once you have an account number, you may purchase Advisor Shares through your Service Organization or directly from the Funds by calling BFDS at (800) 484-3108 to give notice that you will be sending funds by wire, and obtain a wire reference number. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative.) Please be sure to obtain a wire reference number. Instruct your bank to wire funds with the assigned reference number as follows:

          State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts  02110
          ABA No.: 011000028
          Attn: Schroder Mutual Funds
          DDA No.: 9904-650-0
          FBO: Account Registration
          A/C: Mutual Fund Account Number
               Name of Fund

Your purchase will not be processed until the wired funds have been received.

Automatic purchases. If you purchase Advisor Shares directly from the Trust and the shares are held in your own name, you can make regular investments of $100 or more per month or quarter in Advisor Shares of a Fund through automatic deductions from your bank account. Please complete the appropriate section of the Account Application if you would like to utilize this option. For more information, please call (800) 464-3108. If you purchase Advisor Shares through a Service Organization, your firm may also provide automatic purchase options. Please contact your Service Organization for details.

Purchases in-kind. Advisor Shares of a Fund may be purchased for cash or in exchange for securities, subject to the determination by Schroder that the securities are acceptable. (For purposes of determining whether securities will be acceptable, Schroder will consider, among other things, whether they are liquid securities of a type consistent with the investment objective and policies of the Fund and have a readily ascertainable value.) If a Fund receives securities from an investor in exchange for Advisor Shares of the Fund, the Fund will under some circumstances have the same tax basis in the securities as the investor had prior to the exchange (and the Fund's gain for tax purposes would be calculated with regard to the investor's tax basis), and in such cases the Fund's holding period in those securities would include the investor's holding period. Any gain on the sale of securities received in exchange for Advisor Shares of the Fund would be subject to distribution as capital gain to all of the Fund's shareholders. (In some circumstances, receipt of securities from an investor in exchange for Advisor Shares of the Fund may be a taxable transaction to the investor, in which case the Fund's tax basis in the securities would reflect the fair market value of the securities on the date of the exchange, and its holding period in the securities would begin on that date.) Securities accepted by Schroder will be valued in the same manner as are the Fund's portfolio securities as of the time of the next determination of the Fund's net asset value. All rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Fund and must be delivered to the Fund upon receipt by the investor. Investors may realize a gain or loss upon the exchange or federal income tax purposes. Investors interested in purchases through exchange should telephone Schroder at (800) 464-3108, their Schroder client representative, or other financial intermediary.

Other purchase information. Schroder Fund Advisors Inc., Schroder, or their affiliates may, at their own expense and out of their own assets, provide compensation to financial intermediaries in connection with sales of Fund shares or shareholder servicing. In some instances, this compensation may be made available only to certain intermediaries who have sold or are expected to sell significant amounts of shares of a Fund. If you purchase or sell shares through an intermediary, the intermediary may charge a separate fee for its services. Consult your intermediary for information.

If correspondence to the shareholder's address of record is returned, then, unless the Transfer Agent determines the shareholder's new address, dividends and other distributions that have been returned to the Transfer Agent will be reinvested in the applicable Fund(s), and the checks will be canceled.

HOW TO SELL SHARES

Timing. You may sell your Advisor Shares back to a Fund on any day the New York Stock Exchange is open, either through your Service Organization or directly to the Fund. If your shares are held in the name of a Service Organization, you may only sell the shares through that Service Organization. The Service Organization may charge you a fee for its services. If you choose to sell your shares directly to the Fund, you may do so by sending a letter of instruction or stock power form to Schroder Mutual Funds, or by calling BFDS at (800) 464-3108. The price you will receive is the net asset value next determined after receipt of your redemption request in good order. A redemption request is in good order if it includes the exact name in which the shares are registered, the investor's account number, and the number of shares or the dollar amount of shares to be redeemed, and, for written requests, if it is signed in accordance with the account registration. Signatures must be guaranteed by a bank, broker-dealer, or certain other financial institutions. You may redeem your shares by telephone only if you elected the telephone redemption privilege option on your Account Application or otherwise in writing. Additional documentation may be required from shareholders that are corporations, partnerships, agents, fiduciaries, surviving joint owners, those acting through powers of attorney, or similar delegation.

If you redeem shares through your Service Organization, your Service Organization is responsible for ensuring that the Transfer Agent receives your redemption request in proper form and at the appropriate time. If your Service Organization receives Federal Reserve wires, you may instruct that your redemption proceeds be forwarded by wire to your account with your Service Organization; you may also instruct that your redemption proceeds be forwarded to you by a wire transfer. Please indicate your Service Organization's or your own complete wiring instructions. Your Service Organization may charge you separately for this service.

You will be paid for your redemptions as promptly as possible and in any event within seven days after the request for redemption is received in good order. Payment for shares is generally sent on the business day after a request is received. Under unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law. If you paid for your Advisor Shares by check, you will not be sent redemption proceeds until the check you used to pay for the shares has cleared, which may take up to 15 calendar days from the purchase date.

Involuntary Redemptions. If, because of your redemptions, your account balance for a Fund falls below a minimum amount set by the Trustees (presently $[____]), the Trust may choose to redeem your Advisor Shares in that Fund and pay you for them. You will receive at least 30 days written notice before the Trust redeems your Advisor Shares, and you may purchase additional Advisor Shares at any time to avoid a redemption. The Trust may also redeem Advisor Shares if you own shares of a Fund above a maximum amount set by the Trustees. There is currently no maximum, but the Trustees may establish one at any time, which could apply to both present and future shareholders.

Suspension. The Trust may suspend the right of redemption for a Fund during any period when: (1) trading on the New York Stock Exchange is restricted or the Exchange is closed; (2) the SEC has by order permitted such suspension; or (3) an emergency (as defined by rules of the SEC) exists, making disposal of portfolio investments or determination of the Fund's net asset value not reasonably practicable.

Redemptions in kind. The Trust has agreed to redeem Advisor Shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets attributable to Advisor Shares during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders of a Fund, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by the applicable Fund in lieu of cash. The Trust does not expect to redeem Advisor Shares in kind under normal circumstances. If your Advisor Shares are redeemed in kind, you should expect to incur brokerage expenses and other transaction costs upon the disposition of the securities you receive from a Fund. In addition, the price of those securities may change between the time when you receive the securities and the time when you are able to dispose of them.

General. If you request that your redemption proceeds be sent to you at an address other than your address of record, or to another party, you must include a signature guarantee for each such signature by an eligible signature guarantor, such as a member firm of a national securities exchange or a commercial bank or trust company located in the United States. If you are a resident of a foreign country, another type of certification may be required. For more details, please contact the Transfer Agent at (800) 464-3108, your Schroder client representative or your financial intermediary. Corporations, fiduciaries, and other types of shareholders may be required to supply additional documents which support their authority to effect a redemption. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Transfer Agent will follow reasonable procedures to confirm that telephone instructions are genuine. The Transfer Agent and the Trust generally will not be liable for any losses due to unauthorized or fraudulent purchase or redemption requests, but the applicable party or parties may be liable if they do not follow these procedures.


ADDITIONAL INFORMATION ABOUT ADVISOR SHARES

The Trust sells Advisor Shares of the Funds at their net asset value without any sales charges or loads, so that the full amount of your purchase payment is invested in the Fund you select. You also receive the full value of your Advisor Shares when you sell them back to a Fund, without any deferred sales charge.

Distribution plans. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and other fees for the sale of its Advisor Shares and for services provided to holders of Advisor Shares. Under the Plan, a Fund may make payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Shares to pay for distribution services and certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services.

Because the fees are paid out of a Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in Advisor Shares of a Fund and may cost you more than paying other types of sales charges.

In addition, a Fund may pay banks, broker-dealers, financial advisors or other financial institutions fees for sub-administration, sub-transfer agency, and other shareholder services associated with shareholders whose shares are held of record in omnibus or other group accounts. A Fund's service providers, or any of their affiliates, may, from time to time, make these types of payment or payments for other shareholder services or distribution, out of their own resources and without additional cost to the Fund or its shareholders.


EXCHANGES

You can exchange your Advisor Shares of a Fund for Advisor Shares of most other funds in the Schroder family of funds at any time at their respective net asset values. The exchange would be treated as a sale of your Advisor Shares and any gain on the exchange will generally be subject to tax. For a listing of the Schroder funds available for exchange and to exchange Advisor Shares, please contact your Service Organization or call the Trust directly at (800) 464-3108. (From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.) In order to exchange shares by telephone, you must complete the appropriate section of the Account Application. The Trust and Schroder reserve the right to change or suspend the exchange privilege at any time. Shareholders would be notified of any such change or suspension. Because excessive trading can hurt Fund performance, operations and shareholders, the Trust or Schroder may also limit the amount or number of exchanges or reject any exchange if the Trust or Schroder believes that the investor in question is engaged in "market timing activities" or similar activities that may be harmful to the Fund or its shareholders.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends from net investment income daily and distributes these dividends monthly. Each Fund distributes net realized capital gain at least annually. For each Fund, distributions from net capital gain are made after applying any available capital loss carryovers.

Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends through the date of redemption.

YOU CAN CHOOSE FROM FOUR DISTRIBUTION OPTIONS:

     o   Reinvest all distributions in additional Advisor Shares of your Fund;

     o Receive distributions from net investment income in cash while reinvesting capital gains distributions in additional Advisor Shares of your Fund;

     o Receive distributions from net investment income in additional Advisor Shares of your Fund while receiving capital gain distributions in cash; or

     o   Receive all distributions in cash.

You can change your distribution option by notifying the Transfer Agent in writing. If you do not select an option when you open your account, all distributions by a Fund will be reinvested in Advisor Shares of that Fund. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the period in which the reinvestment occurs.

TAXES

TAXES ON DIVIDENDS AND DISTRIBUTIONS. For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, as described below) are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of net capital gains from the sale of investments that a Fund has held for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Funds may have on the federal taxation of your benefits. In addition, an investment in a Fund that pays exempt-interest dividends may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Although under normal circumstances, Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund invest at least 80% of their net assets in investments the income from which is exempt from federal income tax, the Funds may invest a portion of their assets in securities that generate income that is not exempt from federal income tax.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

TAXES WHEN YOU SELL, REDEEM OR EXCHANGE YOUR SHARES. Any gain resulting from a redemption, sale or exchange (including an exchange for shares of another Fund) of your shares in the Funds will also generally be subject to federal income tax at either short-term or long-term capital gain rates depending on how long you have owned your shares.

FOREIGN TAXES. Schroder Fixed Income Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, investments in foreign securities or foreign currencies may increase or accelerate Schroder Fixed Income Fund's recognition of ordinary income and may affect the timing or amount of such Fund's distributions.

INVESTMENTS IN DEBT OBLIGATIONS. A Fund's investment in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

CONSULT YOUR TAX ADVISOR ABOUT OTHER POSSIBLE TAX CONSEQUENCES. This is a summary of certain U.S. federal income tax consequences of investing in the Funds. You should consult your tax advisor for more information on your own tax situation, including possible other federal, state, local and foreign tax consequences of investing in the Funds.

USA PATRIOT ACT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means to you: When you open an account directly with a Fund, you will be asked your name, address, date of birth, and other information that will allow you to be identified. You may also be asked for other identifying documentation. If the Trust is unable to verify the information shortly after your account is opened, your account may be closed and your shares redeemed at their net asset values at the time of the redemption.

                               INVESTMENT ADVISER
                Schroder Investment Management North America Inc.
                                875 Third Avenue
                            New York, New York 10022

                          DISTRIBUTOR AND ADMINISTRATOR
                           Schroder Fund Advisors Inc.
                                875 Third Avenue
                            New York, New York 10022

                                SUB-ADMINISTRATOR
                                [to be supplied]

                                    CUSTODIAN
                                [to be supplied]

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                      Boston Financial Data Services, Inc.
                               Two Heritage Drive
                        North Quincy, Massachusetts 02171

                                     COUNSEL
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

                             INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                               Two Commerce Square
                                   Suite 1700
                               2001 Market Street
                        Philadelphia, Pennsylvania 19103

SCHRODER SERIES TRUST
Schroder Municipal Bond Fund
Schroder Short-Term Municipal Bond Fund
Schroder Fixed Income Fund


Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund have a statement of additional information (SAI) which includes additional information about the Funds. The SAI is incorporated by reference into this Prospectus, which means it is part of this Prospectus for legal purposes. You may get free copies of these materials, request other information about a Fund, or make shareholder inquiries by calling (800) 464-3108. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a representative of the Schroder Mutual Funds.

You may review and copy information about a Fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about a Fund on the Commission's Internet site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request to the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102. You may need to refer to Schroder Series Trust's file number under the Investment Company Act, which is 811-7840.

SCHRODER SERIES TRUST
875 Third Avenue
New York, New York 10022
(800) 464-3108

File No. 811-7840

                              SCHRODER SERIES TRUST

                          Schroder Municipal Bond Fund
                     Schroder Short-Term Municipal Bond Fund
                           Schroder Fixed Income Fund


                                    FORM N-1A
                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                     [date]


This Statement of Additional Information ("SAI") is not a prospectus and is only authorized for distribution when accompanied or preceded by a Prospectus for Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund, and Schroder Fixed Income Fund (each, a "Fund," and collectively, the "Funds"), as amended or supplemented from time to time. This SAI relates to the Funds' Investor Shares and Advisor Shares. Investor Shares and Advisor Shares of the Funds are offered through separate Prospectuses, each dated [_____________] (each, a "Prospectus," and together, the "Prospectuses"). This SAI contains information which may be useful to investors but which is not included in the Prospectuses, as amended or supplemented from time to time. Investors may obtain free copies of the Prospectuses by calling the Funds at (800) 464-3108. From outside the United States, please call collect to (617) 483-5000 and ask to speak with a Schroder Mutual Funds representative. Each Fund is a series of Schroder Series Trust.

TABLE OF CONTENTS

TRUST HISTORY..............................................................1
FUND CLASSIFICATION........................................................1
CAPITALIZATION AND SHARE CLASSES...........................................1
ADDITIONAL INFORMATION CONCERNING THE FUNDS'
         INVESTMENT STRATEGIES.............................................2
INVESTMENT RESTRICTIONS...................................................27
MANAGEMENT OF THE TRUST...................................................29
SCHRODER AND ITS AFFILIATES...............................................35
ADMINISTRATIVE SERVICES...................................................37
DISTRIBUTOR...............................................................37
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................38
DETERMINATION OF NET ASSET VALUE..........................................39
TAXES ....................................................................41
PRINCIPAL HOLDERS OF SECURITIES...........................................45
PERFORMANCE INFORMATION...................................................45
CUSTODIAN.................................................................45
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..............................45
INDEPENDENT ACCOUNTANTS...................................................46
CODE OF ETHICS............................................................46
PROXY VOTING POLICIES AND PROCEDURES......................................46
LEGAL COUNSEL.............................................................46
SHAREHOLDER LIABILITY.....................................................46
FINANCIAL STATEMENTS......................................................46
APPENDIX A................................................................47
APPENDIX B................................................................54

                          SCHRODER MUNICIPAL BOND FUND
                     SCHRODER SHORT-TERM MUNICIPAL BOND FUND
                           SCHRODER FIXED INCOME FUND

                       STATEMENT OF ADDITIONAL INFORMATION

TRUST HISTORY

Schroder Series Trust (the "Trust") is a Massachusetts business trust organized under the laws of The Commonwealth of Massachusetts on May 6, 1993. The Trust's Agreement and Declaration of Trust (as amended, the "Declaration of Trust"), which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts. Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund, and Schroder Fixed Income Fund (each, a "Fund," and collectively, the "Funds") are series of the Trust. The Trust currently also comprises two other series, Schroder Small Capitalization Value Fund and Schroder MidCap Value Fund, which are offered through a separate prospectus and statement of additional information. Schroder Investment Management North America Inc. ("Schroder") serves as investment adviser to the Funds.

FUND CLASSIFICATION

Each Fund is a diversified, open-end, management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). This means that with respect to 75% of a Fund's total assets, that Fund may not invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of that Fund (taken at current value) would be invested in the securities of that issuer (this limitation does not apply to investments in U.S. Government securities or securities of other investment companies). No Fund is subject to this limitation with respect to the remaining 25% of its total assets.

CAPITALIZATION AND SHARE CLASSES

The Trust has an unlimited number of shares of beneficial interest that may, without shareholder approval, be divided into an unlimited number of series of such shares, which, in turn, may be divided into an unlimited number of classes of such shares. The shares of each of the Funds described in this SAI are currently divided into two classes, Investor Shares and Advisor Shares. Each class of shares is offered through a separate Prospectus. Unlike Investor Shares, Advisor Shares are currently subject to shareholder service fees, so that the performance of a Fund's Investor Shares will normally be more favorable than that of the Fund's Advisor Shares over the same time period. A Fund may suspend the sale of shares at any time.

Shares entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by each Fund or class of shares on matters affecting the particular Fund or class, as determined by the Trustees. For example, a change in a fundamental investment policy for a Fund would be voted upon only by shareholders of that Fund and a change to a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares have noncumulative voting rights. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees or to take other actions as provided in the Declaration of Trust. Shares have no preemptive or subscription rights, and are transferable. Shares are entitled to dividends as declared by the Trustees, and if a Fund were liquidated, each class of shares of that Fund would receive the net assets of that Fund attributable to the class of shares. Because Investor and Advisor Shares are subject to different expenses, a Fund's dividends and other distributions will normally differ between the two classes.

ADDITIONAL INFORMATION CONCERNING THE FUNDS' INVESTMENT STRATEGIES

The following discussion provides additional information concerning the Funds' principal investment strategies and the principal risks of the Funds described in the Prospectuses, as well as other investment strategies that the Funds may employ and additional risks to which they may be subject. Because the following is a combined description of investment strategies and risks for all the Funds, certain strategies or risks described below may not apply to your Fund. Unless a strategy or policy described below is specifically prohibited by a Fund's investment restrictions as set forth in the Prospectuses or under "Investment Restrictions" in this SAI, or by applicable law, a Fund may engage in each of the practices described below.

FIXED INCOME SECURITIES. In periods of declining interest rates, the yield (income from portfolio investments) of a Fund that invests in fixed income securities may tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of a Fund may tend to be lower. In addition, when interest rates are falling, the inflow of net new money to a Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing the yield of the Fund. In periods of rising interest rates, the opposite can be true. The net asset value of a Fund investing in fixed income securities can generally be expected to change as general levels of interest rates fluctuate. The values of fixed income securities in a Fund's portfolio generally vary inversely with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

MUNICIPAL SECURITIES. As used in this SAI, the term "Municipal securities" includes debt obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and the corresponding state's personal income tax. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term Municipal securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance such public purposes.

Certain types of "private activity" bonds may be issued by public authorities to finance projects such as privately operated housing facilities; certain local facilities for supplying water, gas or electricity; sewage or solid waste disposal facilities; student loans; or public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term Municipal securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and state personal income tax (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute Municipal securities, although current federal tax laws place substantial limitations on the size of such issues.

Participation interests. A Fund may invest in Municipal securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal securities, provided that, in the opinion of counsel, any discount accruing on a certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal securities will be exempt from federal income tax to the same extent as interest on the Municipal securities. A Fund may also invest in Municipal securities by purchasing from banks participation interests in all or part of specific holdings of Municipal securities. These participations may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal securities in which it holds such participation interests is exempt from federal income tax.

Stand-by commitments. When the a Fund purchases Municipal securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those Municipal securities. A stand-by commitment may be considered a security independent of the Municipal security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying Municipal security to a third party at any time. It is expected that stand-by commitments generally will be available without the payment of direct or indirect consideration. It is not expected that a Fund will assign any value to stand-by commitments.

Yields. The yields on Municipal securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the Municipal security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the Municipal securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates and may be due to such factors as changes in the overall demand or supply of various types of Municipal securities or changes in the investment objectives of investors. Subsequent to purchase by the fund, an issue of Municipal securities or other investments may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by a Fund. Neither event will require the elimination of an investment from a Fund's portfolio, but Schroder will consider such an event in its determination of whether a Fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. The Funds do not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by a Fund.

Municipal leases. A Fund may acquire participations in lease obligations or installment purchase contract obligations (collectively, "lease obligations") of municipal authorities or entities. Lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged. Certain of these lease obligations contain "non-appropriation" clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property, and in any event, foreclosure of that property might prove difficult.

Inverse floaters. Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing short-term interest rate levels -- rising when prevailing short-term interest rate fall, and vice versa. The prices of inverse floaters can be considerably more volatile than the prices of bonds with comparable maturities.

Additional risks. Securities in which a Fund may invest, including Municipal securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their Municipal securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of Municipal securities. Further proposals limiting the issuance of Municipal securities may well be introduced in the future. If it appeared that the availability of Municipal securities for investment by a Fund and the value of the Fund's portfolio could be materially affected by such changes in law, the Trustees would reevaluate its investment objective and policies and consider changes in the structure of the Fund or its dissolution.

ZERO-COUPON SECURITIES. Zero-coupon securities in which a Fund may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of a Fund investing in zero-coupon securities may fluctuate over a greater range than shares of other Funds of the Trust and other mutual funds investing in securities making current distributions of interest and having similar maturities. A Fund investing in zero-coupon bonds is required to distribute the income on these securities as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments, including when it may not be advisable to do so, to make income distributions.

Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). CATS and TIGRS are not considered U.S. Government securities. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

MORTGAGE RELATED AND ASSET-BACKED SECURITIES. Mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed and asset-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Fund.

Prepayments may cause losses on securities purchased at a premium. At times, some mortgage-backed and asset-backed securities will have higher than market interest rates and therefore will be purchased at a premium above their par value.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing their volatility.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The yield to maturity on an interest only or "IO" class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal only or "POs" tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting a Fund's ability to buy or sell those securities at any particular time.

LOWER-RATED SECURITIES. A Fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"). The lower ratings of certain securities held by a Fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by a Fund more volatile and could limit the Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, a Fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of a Fund's assets. Conversely, during periods of rising interest rates, the value of a Fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Schroder will monitor the investment to determine whether its retention will assist in meeting the Fund's investment objective.

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a portion of a Fund's assets may be invested in an issue of which the Fund, by itself or together with other funds and accounts managed by Schroder or its affiliates, holds all or a major portion. Although Schroder generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when Schroder believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value. In order to enforce its rights in the event of a default, a Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the Fund's operating expenses and adversely affect the Fund's net asset value. In the case of tax-exempt funds, any income derived from the Fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, a Fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the Fund may exercise its rights by taking possession of such assets.

Certain securities held by a Fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

A Fund may invest without limit in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. A Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

To the extent a Fund invests in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on Schroder's investment analysis than would be the case if the Fund were investing in securities in the higher rating categories. This also may be true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

FLOATING RATE AND VARIABLE RATE DEMAND NOTES. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to the holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable rate demand note is reset at specified intervals at a market rate.

CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

A Fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, a Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

A Fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. A Fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the Fund.

LOAN PARTICIPATIONS AND OTHER FLOATING RATE LOANS. The Fund may invest in "loan participations." By purchasing a loan participation, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

A Fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in a Fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which a Fund will invest, however, Schroder will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Schroder's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Schroder will be unable to access non-public information to which other investors in syndicated loans may have access. Because loan participations in which a Fund may invest are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan participation will depend almost exclusively on Schroder's, and the original lending institution's, credit analysis of the borrower. Investments in loan participations may be of any quality, including "distressed" loans, and will be subject to a Fund's credit quality policy.

Loan participations may be structured in different forms, including novations, assignments and participating interests. In a novation, a Fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The Fund assumes the position of a co-lender with other syndicate members. As an alternative, a Fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. A Fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, and must rely for that purpose on the lending institution. A Fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

A Fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the Fund such payments and to enforce the Fund's rights under the loan. As a result, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Fund from receiving principal, interest and other amounts with respect to the underlying loan. When a Fund is required to rely upon a lending institution to pay to the Fund principal, interest and other amounts received by it, Schroder will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which a Fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which a Fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by a Fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, a Fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, a Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that a Fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by a Fund may also involve loans made in foreign currencies. A Fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

Notwithstanding its intention generally not to receive material, non-public information with respect to its management of investments in floating rate loans, Schroder may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a Fund's portfolio. Possession of such information may in some instances occur despite Schroder's efforts to avoid such possession, but in other instances Schroder may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, Schroder's ability to trade in these loans for the account of a Fund could potentially be limited by its possession of such information. Such limitations on Schroder's ability to trade could have an adverse effect on a Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by Schroder may hold other securities issued by borrowers whose floating rate loans may be held in a Fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in a Fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, Schroder may owe conflicting fiduciary duties to a Fund and other client accounts. Schroder will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if Schroder's client accounts collectively held only a single category of the issuer's securities.

FORWARD COMMITMENTS. A Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the Fund holds, and maintains until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price.

Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, a Fund may dispose of a commitment prior to settlement if Schroder deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

LOANS OF FUND PORTFOLIO SECURITIES. A Fund may lend its portfolio securities, provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and
(4) the aggregate market value of the Fund's portfolio securities loaned will not at any time exceed one-third of the total assets of the Fund. In addition, it is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Fund enters into a loan, Schroder considers all relevant facts and circumstances, including the creditworthiness of the borrower. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, a Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. A Fund will not lend portfolio securities to borrowers affiliated with that Fund.

REPURCHASE AGREEMENTS. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Trust's present intention to enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers meeting certain criteria as to creditworthiness and financial condition, and only with respect to obligations of the U.S. Government or its agencies or instrumentalities or other high quality short-term debt obligations. Repurchase agreements may also be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase. Schroder will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

WHEN-ISSUED SECURITIES. A Fund may from time to time purchase securities on a "when-issued" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income. While a Fund may sell its right to acquire when-issued securities prior to the settlement date, a Fund intends actually to acquire such securities unless a sale prior to settlement appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other liquid securities at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

DERIVATIVES. Certain of the instruments in which a Fund may invest, such as futures contracts, options, swaps, and forward contracts, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. Further information about these instruments and the risks involved in their use is included elsewhere in the prospectus or in this SAI. A Fund's use of derivatives may cause a Fund to recognize higher amounts of short-term capital gains, generally taxed to shareholders at ordinary income tax rates.

Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment. The Funds may also engage in derivative transactions involving foreign currencies. See "Foreign Currency Transactions."

OPTIONS. A Fund may purchase and sell covered put and call options on its portfolio securities to enhance investment performance and to protect against changes in market prices.

COVERED CALL OPTIONS. A Fund may write covered call options on its portfolio securities to realize a greater current return through the receipt of premiums than it would realize on its securities alone. Such option transactions may also be used as a limited form of hedging against a decline in the price of securities owned by the Fund.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the exercise price at any time before the expiration date. A call option is "covered" if the writer, at all times while obligated as a writer, either owns the underlying securities (or comparable securities satisfying the cover requirements of the securities exchanges), or has the right to acquire such securities through immediate conversion of securities.

In return for the premium received when it writes a covered call option, the Fund gives up some or all of the opportunity to profit from an increase in the market price of the securities covering the call option during the life of the option. The Fund retains the risk of loss should the price of such securities decline. If the option expires unexercised, the Fund realizes a gain equal to the premium, which may be offset by a decline in price of the underlying security. If the option is exercised, the Fund realizes a gain or loss equal to the difference between the Fund's cost for the underlying security and the proceeds of the sale (exercise price minus commissions) plus the amount of the premium.

A Fund may terminate a call option that it has written before it expires by entering into a closing purchase transaction. A Fund may enter into closing purchase transactions in order to free itself to sell the underlying security or to write another call on the security, realize a profit on a previously written call option, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

Covered put options. A Fund may write covered put options in order to enhance its current return. Such options transactions may also be used as a limited form of hedging against an increase in the price of securities that the Fund plans to purchase. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A put option is "covered" if the writer segregates cash and high-grade short-term debt obligations or other permissible collateral equal to the price to be paid if the option is exercised.

In addition to the receipt of premiums and the potential gains from terminating such options in closing purchase transactions, the Fund also receives interest on the cash and debt securities maintained to cover the exercise price of the option. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value.

A Fund may terminate a put option that it has written before it expires by a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option.

Purchasing put and call options. A Fund may also purchase put options to protect portfolio holdings against a decline in market value. This protection lasts for the life of the put option because the Fund, as a holder of the option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option.

A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

A Fund may also purchase put and call options to enhance its current return. A Fund may also buy and sell combinations of put and call options on the same underlying security to earn additional income.

Options on foreign securities. A Fund may purchase and sell options on foreign securities if in Schroder's opinion the investment characteristics of such options, including the risks of investing in such options, are consistent with the Fund's investment objectives. It is expected that risks related to such options will not differ materially from risks related to options on U.S. securities. However, position limits and other rules of foreign exchanges may differ from those in the U.S. In addition, options markets in some countries, many of which are relatively new, may be less liquid than comparable markets in the U.S.

Risks involved in the sale of options. Options transactions involve certain risks, including the risks that Schroder will not forecast interest rate or market movements correctly, that a Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations. The successful use of these strategies depends on the ability of Schroder to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will enter into an option position only if Schroder believes that a liquid secondary market exists, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Schroder believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Funds' use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Funds and other clients of Schroder may be considered such a group. These position limits may restrict the Funds' ability to purchase or sell options on particular securities.

As described below, each Fund generally expects that its options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter markets. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out over-the-counter options than exchange-traded options. Options in the over-the-counter market may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. Furthermore, over-the-counter options are not subject to the protection afforded purchasers of exchange-traded options by The Options Clearing Corporation. A Fund will, however, engage in over-the-counter options transactions only when appropriate exchange-traded options transactions are unavailable and when, in the opinion of Schroder, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Fund will treat over-the-counter options (and, in the case of options sold by the Fund, the underlying securities held by the Fund) as illiquid investments as required by applicable law.

Government regulations, particularly the requirements for qualification as a "regulated investment company" (a "RIC") under the United States Internal Revenue Code of 1986, may also restrict the Trust's use of options.

FUTURES CONTRACTS. To the extent permitted by the investment restrictions set forth under "Investment Restrictions" below, by the investment policies described in the Prospectuses and by applicable law, the Funds may buy and sell futures contracts, options on futures contracts, and related instruments in order to hedge against the effects of adverse market changes or to increase current return. All such futures and related options will, as may be required by applicable law, be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC"). Depending upon the change in the value of the underlying security or index when a Fund enters into or terminates a futures contract, the Fund may realize a gain or loss.

A Fund will not enter into a futures contract or futures option contract for investment purposes if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by the Fund for open futures option positions, less the amount by which any such options are "in the money," would exceed 5% of the Fund's net assets (or such other limit permitted by applicable regulatory authority).

Futures on Securities and Related Options. A futures contract on a security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. By purchasing futures on securities -- assuming a "long" position -- a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on securities -- assuming a "short" position -- it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on securities will be valued at the most recent settlement price, unless that price does not, in the judgment of persons acting at the direction of the Trustees as to the valuation of the Fund's assets, reflect the fair value of the contract, in which case the positions will be fair valued by the Trustees or such persons.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that a Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

Hedging by use of futures on securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may substantially be offset by appreciation in the value of the futures position.

On other occasions, a Fund may take a "long" position by purchasing futures on securities. This would be done, for example, when the Fund expects to purchase particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Successful use by a Fund of futures contracts on securities is subject to Schroder's ability to predict correctly movements in the direction of the security's price and factors affecting markets for securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

A Fund may purchase and write put and call options on certain futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchase of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

Index Futures Contracts and Options. A Fund may invest in debt index futures contracts and stock index futures contracts, and in related options. A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

Depending on the change in the value of the index between the time when a Fund enters into and terminates an index futures transaction, the Fund may realize a gain or loss. The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units x $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units x gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units x loss of $2).

A Fund may purchase or sell futures contracts with respect to any securities indices. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

In order to hedge a Fund's investments successfully using futures contracts and related options, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will, in Schroder's judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities.

Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing and selling call and put options on index futures contracts, each of the Funds that may purchase and sell index futures contracts may purchase and sell call and put options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy (in the case of a call) or sell (in the case of a put), and the writer undertakes the obligation to sell or buy (as the case may
be), units of an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount". This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier".

A Fund may purchase or sell options on stock indices in order to close out its outstanding positions in options on stock indices which it has purchased. A Fund may also allow such options to expire unexercised.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on an index involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. The writing of a put or call option on an index involves risks similar to those risks relating to the purchase or sale of index futures contracts.

A Fund may also purchase warrants, issued by banks and other financial institutions, whose values are based on the values from time to time of one or more securities indices.

Margin Payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian or with a futures commission merchant an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligations.

Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

SPECIAL RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS

Liquidity Risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although each Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise the options in order to realize any profit.

Hedging Risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the underlying securities or index or in the prices of a Fund's securities which are the subject of a hedge. Schroder will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indices the movements of which will, in its judgment, correlate closely with movements in the prices of the underlying securities or index and a Fund's portfolio securities sought to be hedged.

Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Schroder's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Schroder may still not result in a successful hedging transaction over a very short time period.

Lack of Availability. Because the markets for certain options and futures contracts and other derivative instruments in which a Fund may invest (including markets located in foreign countries) are relatively new and still developing and may be subject to regulatory restraints, a Fund's ability to engage in transactions using such instruments may be limited. Suitable derivative transactions may not be available in all circumstances and there is no assurance that a Fund will engage in such transactions at any time or from time to time. A Fund's ability to engage in hedging transactions may also be limited by certain regulatory and tax considerations.

Other Risks. Each Fund will incur brokerage fees in connection with its futures and options transactions. In addition, while futures contracts and options on futures may be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

WARRANTS TO PURCHASE SECURITIES. A Fund may invest in warrants to purchase securities. Bonds issued with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

SWAP AGREEMENTS. A Fund may enter into swap agreements and other types of over-the-counter transactions with broker-dealers or other financial institutions. Depending on their structures, swap agreements may increase or decrease a Fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The value of a Fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, or other indices or measures. The Fund's ability to engage in certain swap transactions may be limited by tax considerations.

A Fund's ability to realize a profit from such transactions will depend on the ability of the financial institutions with which it enters into the transactions to meet their obligations to the Fund. Under certain circumstances, suitable transactions may not be available to a Fund, or a Fund may be unable to close out its position under such transactions at the same time, or at the same price, as if it had purchased comparable publicly traded securities.

HYBRID INSTRUMENTS. These instruments are generally considered derivatives and include indexed or structured securities, and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt security, preferred stock, warrant, convertible security, certificate of depositor other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively, "underlying assets"), or by another objective index, economic factor or other measure, including interest rates, currency exchange rates, or commodities or securities indices (collectively, "benchmarks"). Hybrid instruments may take a number of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of an index at a future time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying assets to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand of the underlying assets and interest rate movements. Hybrid instruments may be highly volatile and their use by a Fund may not be successful.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying asset is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give a Fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transaction costs. Of course, there is no guarantee that the strategy will be successful and a Fund could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the hybrid instrument.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark or underlying asset may not move in the same direction or at the same time.

Hybrid instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. Under certain conditions, the redemption value of such an investment could be zero. In addition, because the purchase and sale of hybrid investments could take place in an over-the-counter market without the guarantee of a central clearing organization, or in a transaction between a Fund and the issuer of the hybrid instrument, the creditworthiness of the counterparty of the issuer of the hybrid instrument would be an additional risk factor a Fund would have to consider and monitor. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

STRUCTURED INVESTMENTS. A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related and restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts.

FOREIGN SECURITIES. A Fund may invest in securities principally traded in foreign markets. A Fund may also invest in Eurodollar certificates of deposit and other certificates of deposit issued by United States branches of foreign banks and foreign branches of United States banks.

Investments in foreign securities may involve risks and considerations different from or in addition to investments in domestic securities. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments. Also, because foreign securities are normally denominated and traded in foreign currencies, the values of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations, and a Fund may incur costs in connection with conversion between currencies.

In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, adoption of foreign governmental restrictions affecting the payment of principal and interest, imposition of withholding or confiscatory taxes, political or financial instability, and adverse political, diplomatic or economic developments which could affect the values of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries and it may be more difficult to obtain and enforce a judgment against a foreign issuer. Also, the laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

Income received by a Fund from sources within foreign countries may be reduced by withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. Any such taxes paid by a Fund will reduce its net income available for distribution to shareholders.

The risks of investing in foreign securities are particularly high when securities of issuers based in developing or emerging market countries are involved. Investing in emerging market countries involves certain risks not typically associated with investing in U.S. securities, and imposes risks greater than, or in addition to, risks of investing in foreign, developed countries. These risks include: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic and political uncertainty and instability (including the risk of war); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned and newly organized companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities.

In addition, a number of emerging market countries restrict, to various degrees, foreign investment in securities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

FOREIGN CURRENCY TRANSACTIONS. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future foreign currency exchange rates and to increase current return. A Fund may engage in both "transaction hedging" and "position hedging".

When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of that Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with transaction hedging. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes, a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option. A Fund will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in Schroder's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which securities held by a Fund are denominated or are quoted in their principal trading markets or an increase in the value of currency for securities which a Fund expects to purchase. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of a Fund's portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities of a Fund if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

To offset some of the costs to a Fund of hedging against fluctuations in currency exchange rates, a Fund may write covered call options on those currencies.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency. Also, suitable foreign currency hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will utilize hedging transactions at any time or from time to time.

A Fund may also seek to increase its current return by purchasing and selling foreign currency on a spot basis, and by purchasing and selling options on foreign currencies and on foreign currency futures contracts, and by purchasing and selling foreign currency forward contracts.

Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in foreign currency futures contracts and related options may be closed out only on an exchange or board of trade which provides a secondary market in such contracts or options. Although a Fund will normally purchase or sell foreign currency futures contracts and related options only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have been listed on several exchanges. Such options will be purchased or written only when Schroder believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

SHORT SALES. A Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund's custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses a Fund may be required to pay in connection with a short sale. A Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. In addition, short positions may result in a loss if a portfolio strategy of which the short position is a part is otherwise unsuccessful.

PRIVATE PLACEMENTS AND RESTRICTED SECURITIES. A Fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when Schroder believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value.

While such private placements may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or which are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund to sell them promptly at an acceptable price. A Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. Also market quotations are less readily available. The judgment of Schroder may at times play a greater role in valuing these securities than in the case of publicly traded securities.

Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading. The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the Funds) must be pursuant to written procedures established by the Trustees and the Trustees have delegated such authority to Schroder.

TEMPORARY DEFENSIVE STRATEGIES. As described in the Prospectuses, Schroder may at times judge that conditions in the securities markets make pursuing a Fund's basic investment strategies inconsistent with the best interests of its shareholders and may temporarily use alternate investment strategies primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these "defensive" strategies, the Fund would invest in high-quality debt securities, cash, or money market instruments to any extent Schroder considers consistent with such defensive strategies. It is impossible to predict when, or for how long, a Fund will use these alternate strategies. One risk of taking such temporary defensive positions is that the Fund may not achieve its investment objective.

INVESTMENT RESTRICTIONS

         As fundamental investment restrictions, which may not be changed with respect to a Fund without approval by the holders of a majority of the outstanding voting securities of that Fund, a Fund may not:

         1. issue any class of securities which is senior to the Fund's shares of beneficial interest, except to the extent the Fund is permitted to borrow money or otherwise to the extent consistent with applicable law from time to time.

                  Note: The Investment Company Act currently prohibits an open-end investment company from issuing any senior securities, except to the extent it is permitted to borrow money (see Note following restriction 2, below).

         2. borrow money, except to the extent permitted by applicable law from time to time;

                  Note: The Investment Company Act currently permits an open-end investment company to borrow money from a bank so long as the ratio which the value of the total assets of the investment company (including the amount of any such borrowing), less the amount of all liabilities and indebtedness (other than such borrowing) of the investment company, bears to the amount of such borrowing is at least 300%.

         3. act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

         4. (i) as to 75% of its total assets, purchase any security (other than U.S. Government securities and securities of other investment companies), if as a result more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or

                  (ii) purchase any security if as a result 25% or more of the Fund's total assets (taken at current value) would be invested in a single industry;

         5. make loans, except by purchase of debt obligations or other financial instruments in which a Fund may invest consistent with its investment policies, by entering into repurchase agreements, or through the lending of its portfolio securities;

         6. purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on financial futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions or other financial transactions, and except as required in connection with otherwise permissible options, futures, and commodity activities as described elsewhere in the Prospectuses or this SAI at the time; and

         7. purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies, including limited partnership interests, that invest or deal in real estate and it may purchase interests in real estate investment trusts. (For purposes of this restriction, investments by a Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans).

                              --------------------

         It is contrary to the current policy of each of the Funds, which policy may be changed without shareholder approval, to invest more than 15% of its net assets in securities which are not readily marketable, including securities restricted as to resale (other than securities restricted as to resale but determined by the Trustees, or persons designated by the Trustees to make such determinations, to be readily marketable).

         All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment; except that, if a Fund is required by law to maintain the 300% asset coverage ratio described above in the Note following restriction 2, and the Fund for any reason ceases to maintain that asset coverage, it will take steps promptly to restore that asset coverage ratio.

         Except for the investment restrictions listed above as fundamental or to the extent designated as such in the Prospectuses, the other investment policies described in this SAI or in the Prospectuses are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change a Fund's investment objective without shareholder approval.

         The 1940 Act provides that a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.



MANAGEMENT OF THE TRUST

The Trustees of the Trust are responsible for the general oversight of the Trust's business. Subject to such policies as the Trustees may determine, Schroder furnishes a continuing investment program for each Fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Schroder also manages the Funds' other affairs and business.

The names, addresses and ages of the Trustees and executive officers of the Trust, together with information as to their principal business occupations during the past five years, are set forth in the following tables. Unless otherwise indicated, each Trustee and executive officer shall hold the indicated positions until his or her resignation or removal.


                             DISINTERESTED TRUSTEES

The following table sets forth certain information concerning Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Trust (each, a "Disinterested Trustee").

-----------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                             TERM OF         PRINCIPAL          PORTFOLIOS IN
                             POSITION(S)   OFFICE AND      OCCUPATION(S)         FUND COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF      DURING PAST 5          OVERSEEN BY      OTHER DIRECTORSHIPS
   DISINTERESTED TRUSTEE        TRUST      TIME SERVED         YEARS                TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
David N. Dinkins, 75         Trustee      Indefinite     Trustee of the              9                   None
875 Third Avenue, 22nd Fl.                Since 1994     Trust and
New York, NY 10022                                       Schroder Capital
                                                         Funds (Delaware);
                                                         Professor,
                                                         Columbia School
                                                         of International
                                                         and Public Affairs
-----------------------------------------------------------------------------------------------------------------------
Peter E. Guernsey, 81        Trustee      Indefinite     Trustee of the              9                   None
875 Third Avenue, 22nd Fl.                Since 1993     Trust and Schroder
New York, NY 10022                                       Capital Funds
                                                         (Delaware); Retired.
                                                         Formerly, Senior Vice
                                                         President, Marsh &
                                                         McLennan, Inc.
                                                         (insurance services)
-----------------------------------------------------------------------------------------------------------------------
John I. Howell, 86           Trustee      Indefinite     Trustee and Lead           10          American Life
875 Third Avenue, 22nd Fl.                Since 1993     Disinterested Trustee                  Insurance Co. of New
New York, NY 10022                                       of the Trust, Schroder                 York; United States Life
                                                         Capital Funds                          Insurance Co. of the
                                                         (Delaware) and Schroder                City of New York;
                                                         Global Series Trust;                   First SunAmerica Life
                                                         Private Consultant,                    Insurance Co.
                                                         Indian Rock Corporation
                                                         (individual accounting)
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
Peter S. Knight, 52          Trustee      Indefinite     Trustee of the             10          Medicis
875 Third Avenue, 22nd Fl.                Since 1993     Trust, Schroder                        Pharmaceutical Corp.;
New York, NY 10022                                       Capital Funds                          EntreMed, Inc.;
                                                         (Delaware) and                         Pharmaceutical
                                                         Schroder Global                        Resources, Inc.
                                                         Series Trust;
                                                         Director,
                                                         Schroder Astra
                                                         Fund, Ltd.;
                                                         Director,
                                                         Schroder Credit
                                                         Renaissance Fund,
                                                         LP; Director,
                                                         Schroder
                                                         Alternative
                                                         Investment Fund;
                                                         Managing
                                                         Director, MetWest
                                                         Financial
                                                         (financial
                                                         services) .
                                                         Formerly,
                                                         President, Sage
                                                         Venture Partners
                                                         (investing);
                                                         Partner, Wunder,
                                                         Knight, Forscey &
                                                         DeVierno (law
                                                         firm)
-----------------------------------------------------------------------------------------------------------------------
William L. Means, 66         Trustee      Indefinite     Trustee of the              9                   None
875 Third Avenue, 22nd Fl.                Since 1997     Trust and
New York, NY 10022                                       Schroder Capital
                                                         Funds
                                                         (Delaware).
                                                         Retired.
                                                         Formerly,
                                                         Director,
                                                         Schroder Asian
                                                         Growth Fund.
-----------------------------------------------------------------------------------------------------------------------
Clarence F. Michalis, 81     Trustee      Indefinite     Trustee of the Trust,      10                   None
875 Third Avenue, 22nd Fl.                since 1993     Schroder Capital Funds
New York, NY 10022                                       (Delaware) and Schroder
                                                         Global Series Trust;
                                                         Chairman of the Board
                                                         of Directors, Josiah
                                                         Macy, Jr., Foundation
-----------------------------------------------------------------------------------------------------------------------
Hermann C. Schwab, 83        Trustee      Indefinite     Trustee of the              9                   None
875 Third Avenue, 22nd Fl.                Since 1993     Trust and
New York, NY 10022                                       Schroder Capital
                                                         Funds
                                                         (Delaware).
                                                         Retired.
                                                         Formerly,
                                                         consultant to
                                                         Schroder Capital
                                                         Management
                                                         International,
                                                         Inc.; Trustee,
                                                         St.
                                                         Luke's/Roosevelt
                                                         Hospital Center
-----------------------------------------------------------------------------------------------------------------------


                               INTERESTED TRUSTEES

           The following table sets forth certain information concerning Trustees who are "interested persons" (as defined in the Investment Company Act) of the Trust (each, an "Interested Trustee").

-----------------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                            TERM OF                             PORTFOLIOS IN
                            POSITION(S)    OFFICE AND        PRINCIPAL          FUND COMPLEX
 NAME, AGE AND ADDRESS OF    HELD WITH     LENGTH OF       OCCUPATION(S)         OVERSEEN BY      OTHER DIRECTORSHIPS
    INTERESTED TRUSTEE         TRUST      TIME SERVED   DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------
Peter  L. Clark, 39*         Trustee      Indefinite     Trustee and                 9                   None
875 Third Avenue, 22nd Fl.   and          Since 2003     Chairman of the
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
New York, NY 10022           Chairman                    Trust and
                                                         Schroder Capital Funds
                                                         (Delaware); Executive
                                                         Vice President and Head
                                                         of Emerging Markets
                                                         Equity Products,
                                                         Schroder. Formerly,
                                                         Managing Director and
                                                         Head of Emerging
                                                         Markets, JP Morgan/JP
                                                         Morgan Investment
                                                         Management; Vice
                                                         President and Head of
                                                         Proprietary Trading, JP
                                                         Morgan.
-----------------------------------------------------------------------------------------------------------------------
Catherine A. Mazza, 43*     Trustee,      Indefinite     Trustee, President         10                   None
875 Third Avenue, 22nd Fl.  President     Since 2000     and Chief
New York, NY 10022          and Chief                    Executive Officer
                            Executive                    of the Trust,
                            Officer                      Schroder Capital
                                                         Funds (Delaware) and
                                                         Schroder Global Series
                                                         Trust; Senior Vice
                                                         President, Schroder;
                                                         President and Director,
                                                         Schroder Fund Advisors,
                                                         Inc.
-----------------------------------------------------------------------------------------------------------------------

* Mr. Clark and Ms. Mazza are Interested Trustees due to their status as officers and employees of Schroder Investment Management North America Inc. and its affiliates.

                                    OFFICERS

The following table sets forth certain information concerning the Trust's officers. The officers of the Trust are employees of organizations that provide services to the Fund.

-----------------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS        POSITION(S)  HELD WITH  TERM OF OFFICE                PRINCIPAL OCCUPATION(S)
OF OFFICER                   TRUST                   AND LENGTH OF TIME SERVED     DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Peter L. Clark, 39           See above               See above                     See above
875 Third Avenue, 22nd Fl.
New York, NY 10022
-----------------------------------------------------------------------------------------------------------------------
Catherine A. Mazza, 43       See above               See above                     See above
875 Third Avenue, 22nd Fl.
New York, NY 10022
-----------------------------------------------------------------------------------------------------------------------
Alan M. Mandel, 45           Treasurer and           Indefinite                    First Vice President, Schroder
875 Third Avenue, 22nd Fl.   Principal Financial     Since May 2003                Investment Management North
New York, NY 10022           and Accounting Officer                                America Inc.; Senior Vice
                                                                                   President, Treasurer and Director,
                                                                                   Schroder Fund Advisors Inc.;
                                                                                   Treasurer and Chief Financial
                                                                                   Officer, Schroder Global Series
                                                                                   Trust, Schroder Capital Funds
                                                                                   (Delaware) and Schroder Series
                                                                                   Trust.  Formerly, Director of
                                                                                   Mutual Fund Administration for
                                                                                   Salomon Brothers Asset Management.
-----------------------------------------------------------------------------------------------------------------------
Barbara Brooke Manning, 56   Vice President          Indefinite                    Senior Vice President, Director
875 Third Avenue, 22nd Fl.                           Since July 2003               and Chief Compliance Officer,
New York, NY  10022                                                                Schroder Investment Management
                                                                                   North America Inc. and
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                   Schroder
                                                                                   Fund Advisors Inc.; Vice
                                                                                   President, Schroder Global Series
                                                                                   Trust, Schroder Capital Funds
                                                                                   (Delaware) and Schroder Series
                                                                                   Trust. Formerly, Special Counsel,
                                                                                   Roseman & Colin (law firm);
                                                                                   Assistant Regional Administrator,
                                                                                   Securities & Exchange Commission,
                                                                                   Northeast Regional Office.
-----------------------------------------------------------------------------------------------------------------------
Carin F. Muhlbaum, 41        Vice President and      Indefinite                    First Vice President and General
875 Third Avenue, 22nd Fl.   Clerk                   Since May 2003                Counsel, Schroder Investment
New York, NY 10022                                                                 Management North America Inc.;
                                                                                   First Vice President, Secretary
                                                                                   and General Counsel, Schroder Fund
                                                                                   Advisors Inc.; Vice President and
                                                                                   Secretary/Clerk, Schroder Global
                                                                                   Series Trust, Schroder Capital
                                                                                   Funds (Delaware) and Schroder
                                                                                   Series Trust.
-----------------------------------------------------------------------------------------------------------------------
Nicholas J. Rossi, 40        Assistant Vice          Indefinite                    Assistant Vice President and
875 Third Avenue, 22nd Fl.   President and           Since July 2003               Assistant Secretary, Schroder
New York, NY 10022           Assistant Clerk                                       Investment Management North
                                                                                   America Inc.; Assistant Vice
                                                                                   President, Schroder Fund Advisors
                                                                                   Inc.; Assistant Vice President and
                                                                                   Assistant Secretary/Clerk,
                                                                                   Schroder Global Series Trust,
                                                                                   Schroder Capital Funds (Delaware)
                                                                                   and Schroder Series Trust.
-----------------------------------------------------------------------------------------------------------------------


                              CERTAIN AFFILIATIONS

The following table lists the positions held by the Trust's officers and any Interested Trustees with affiliated persons or principal underwriters of the
Trust:

-------------------------------------------------------------------------------------------------------------
                                                                        POSITIONS HELD WITH
                                                                       AFFILIATED PERSONS OR
                                                                       PRINCIPAL UNDERWRITERS
                         NAME                                               OF THE TRUST
-------------------------------------------------------------------------------------------------------------
Peter L. Clark                                                               See above
-------------------------------------------------------------------------------------------------------------
Catherine A. Mazza                                                           See above
-------------------------------------------------------------------------------------------------------------
Alan M. Mandel                                                               See above
-------------------------------------------------------------------------------------------------------------
Barbara Brooke Manning                                                       See above
-------------------------------------------------------------------------------------------------------------
Carin F. Muhlbaum                                                            See above
-------------------------------------------------------------------------------------------------------------
Nicholas J. Rossi                                                            See above
-------------------------------------------------------------------------------------------------------------

                       COMMITTEES OF THE BOARD OF TRUSTEES

Audit Committee. The Board of Trustees has an Audit Committee composed of all of the Disinterested Trustees (Messrs. Dinkins, Guernsey, Howell, Knight, Means, Michalis and Schwab). The Audit Committee provides oversight with respect to the internal and external accounting and auditing procedures of the Funds and, among other things, considers the selection of independent public accountants for the Funds and the scope of the audit, approves all audit and permitted non-audit services proposed to be performed by those accountants on behalf of the Funds, and considers other services provided by those accountants to the Funds and Schroder and its affiliates and the possible effect of those services on the independence of those accountants. The Audit Committee met separately once during the fiscal year ended October 31, 2002.

Nominating Committee. All of the Disinterested Trustees (Messrs. Dinkins, Guernsey, Howell, Knight, Means, Michalis and Schwab) serve as a Nominating Committee of the Board responsible for reviewing and recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee will consider nominees recommended by shareholders if the Committee is considering other nominees at the time of the nomination and the nominee meets the Committee's criteria. Nominee recommendations may be submitted to the Clerk of the Trust at the Trust's principal business address. The Nominating Committee did not meet separately during the fiscal year ended October 31, 2002.

                              SECURITIES OWNERSHIP

For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Schroder family of investment companies, as of December 31, 2002.

---------------------------------------------------------------------------------------------------------------------
                                                                                             AGGREGATE DOLLAR RANGE
                                                                                                   OF EQUITY
                                                                                               SECURITIES IN ALL
                                                                                             REGISTERED INVESTMENT
                                                                  DOLLAR RANGE OF EQUITY     COMPANIES OVERSEEN BY
                                                                     SECURITIES IN THE        TRUSTEE IN FAMILY OF
    NAME OF TRUSTEE                       FUND                             FUNDS             INVESTMENT COMPANIES*
---------------------------------------------------------------------------------------------------------------------
                                                                          Ranges:                   Ranges:
                                                                          -------                   -------
                                                                       None                       None
                                                                       $1-$10,000                 $1-$10,000
                                                                       $10,001-$50,000            $10,001-$50,000
                                                                       $50,001-$100,000           $50,001-$100,000
                                                                       Over $100,000              Over $100,000
---------------------------------------------------------------------------------------------------------------------
David N. Dinkins                                                                                      None
---------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BOND FUND                              None
---------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM MUNICIPAL BOND FUND                   None
---------------------------------------------------------------------------------------------------------------------
                          FIXED INCOME FUND                                None
---------------------------------------------------------------------------------------------------------------------
Peter E. Guernsey                                                                                     None
---------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BOND FUND                              None
---------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM MUNICIPAL BOND FUND                   None
---------------------------------------------------------------------------------------------------------------------
                          FIXED INCOME FUND                                None
---------------------------------------------------------------------------------------------------------------------
John I. Howell                                                                                 $10,001 - $50,000
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BOND FUND                              None
---------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM MUNICIPAL BOND FUND                   None
---------------------------------------------------------------------------------------------------------------------
                          FIXED INCOME FUND                                None
---------------------------------------------------------------------------------------------------------------------
Peter S. Knight                                                                                       None
---------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BOND FUND                              None
---------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM MUNICIPAL BOND FUND                   None
---------------------------------------------------------------------------------------------------------------------
                          FIXED INCOME FUND                                None
---------------------------------------------------------------------------------------------------------------------
William L. Means                                                                                      None
---------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BOND FUND                              None
---------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM MUNICIPAL BOND FUND                   None
---------------------------------------------------------------------------------------------------------------------
                          FIXED INCOME FUND                                None
---------------------------------------------------------------------------------------------------------------------
Clarence F. Michalis                                                                             Over $100,000
---------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BOND FUND                              None
---------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM MUNICIPAL BOND FUND                   None
---------------------------------------------------------------------------------------------------------------------
                          FIXED INCOME FUND                                None
---------------------------------------------------------------------------------------------------------------------
Hermann C. Schwab                                                                                     None
---------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BOND FUND                              None
---------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM MUNICIPAL BOND FUND                   None
---------------------------------------------------------------------------------------------------------------------
                          FIXED INCOME FUND                                None
---------------------------------------------------------------------------------------------------------------------
Peter L. Clark                                                                                  $50,001-$100,000
---------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BOND FUND                              None
---------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM MUNICIPAL BOND FUND                   None
---------------------------------------------------------------------------------------------------------------------
                          FIXED INCOME FUND                                None
---------------------------------------------------------------------------------------------------------------------
Catherine A. Mazza                                                                               Over $100,000
---------------------------------------------------------------------------------------------------------------------
                          MUNICIPAL BOND FUND                              None
---------------------------------------------------------------------------------------------------------------------
                          SHORT-TERM MUNICIPAL BOND FUND                   None
---------------------------------------------------------------------------------------------------------------------
                          FIXED INCOME FUND                                None
---------------------------------------------------------------------------------------------------------------------

*For these purposes, the Trust, Schroder Capital Funds (Delaware), and Schroder Global Series Trust are considered part of the same "Family of Investment Companies."


         For Disinterested Trustees and their immediate family members, the following table provides information regarding each class of securities owned beneficially in an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust, as of December 31, 2002:

-------------------------------------------------------------------------------------------------------------
                         NAME OF OWNERS
                       AND RELATIONSHIPS                       TITLE OF        VALUE OF
   NAME OF TRUSTEE         TO TRUSTEE          COMPANY          CLASS         SECURITIES    PERCENT OF CLASS
-------------------------------------------------------------------------------------------------------------
David N. Dinkins              N/A                N/A              N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------
Peter E. Guernsey             N/A                N/A              N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------
John I. Howell                N/A                N/A              N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------
Peter S. Knight               N/A                N/A              N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------
William L. Means              N/A                N/A              N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------
Clarence F. Michalis          N/A                N/A              N/A             N/A             N/A
-------------------------------------------------------------------------------------------------------------
Hermann C. Schwab             N/A          Schroders plc*        Voting         $5,000        Less than 1%

                                                               Non-Voting       $4,700        Less than 1%
-------------------------------------------------------------------------------------------------------------

*Schroders plc, a publicly owned holding company organized under the laws of England, is the indirect parent company of Schroder and Schroder Fund Advisors Inc. See below, "Schroder and its Affiliates." Mr. Schwab has informed the Trust that he disposed of all the shares shown in the table above after December 31, 2002.

                             TRUSTEES' COMPENSATION

Trustees who are not employees of Schroder or its affiliates receive an annual retainer of $11,000 for their services as Trustees of all open-end investment companies distributed by Schroder Fund Advisors Inc., and $1,250 per meeting attended in person or $500 per meeting attended by telephone. Members of an Audit Committee for one or more of such investment companies receive an additional $1,000 per year. Payment of the annual retainer is allocated among such investment companies based on their relative net assets. Payments of meeting fees are allocated only among those investment companies to which the meeting relates.

The following table sets forth information regarding compensation received by Trustees from the "Fund Complex" for the fiscal year ended October 31, 2002. (Interested Trustees who are employees of Schroder or its affiliates and officers of the Trust receive no compensation from the Trust and are compensated in their capacities as employees of Schroder and its affiliates).

----------------------------------------------------------------------------------------------------------------------
                                                       AGGREGATE                  TOTAL COMPENSATION FROM TRUST
                                                     COMPENSATION                    AND FUND COMPLEX PAID TO
            NAME OF TRUSTEE                           FROM TRUST                              TRUSTEES*
----------------------------------------------------------------------------------------------------------------------
David N. Dinkins                                        $2,625                                 $16,250
----------------------------------------------------------------------------------------------------------------------
Peter E. Guernsey                                       $3,750                                 $18,500
----------------------------------------------------------------------------------------------------------------------
John I. Howell                                          $3,750                                 $18,500
----------------------------------------------------------------------------------------------------------------------
Peter S. Knight                                         $3,500                                 $18,000
----------------------------------------------------------------------------------------------------------------------
William L. Means                                        $3,750                                 $18,500
----------------------------------------------------------------------------------------------------------------------
Clarence F. Michalis                                    $3,750                                 $18,500
----------------------------------------------------------------------------------------------------------------------
Hermann C. Schwab                                       $3,750                                 $18,500
----------------------------------------------------------------------------------------------------------------------

* The Total Compensation shown in this column for each Trustee includes compensation for services as a Trustee of the Trust, Schroder Capital Funds (Delaware) and Schroder Global Series Trust. The Trust, Schroder Capital Funds (Delaware) and Schroder Global Series Trust are considered part of the same "Fund Complex" for these purposes.

The Trust's Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

SCHRODER AND ITS AFFILIATES

Schroder serves as the investment adviser for the Funds. Schroder is a wholly owned subsidiary of Schroder U.S. Holdings Inc., which currently engages through its subsidiary firms in the asset management business. Affiliates of Schroder U.S. Holdings Inc. (or their predecessors) have been investment managers since 1927. Schroder U.S. Holdings Inc. is a wholly owned subsidiary of Schroder International Holdings, which is a wholly owned subsidiary of Schroders plc, a publicly owned holding company organized under the laws of England. Schroders plc and its affiliates currently engage in the asset management business, and as of June 30, 2003, had under management assets of approximately

$149.2 billion. Schroder's address is 875 Third Avenue, 22nd Floor, New York, New York 10022.

Schroder Fund Advisors Inc., the Trust's principal underwriter, is a wholly owned subsidiary of Schroder Investment Management North America Inc.

MANAGEMENT CONTRACT

Management Contract. Under a Management Contract between the Trust, on behalf of each Fund, and Schroder, Schroder, at its expense, provides the Funds with investment advisory services and advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees regarding the conduct of business of the Trust and the Fund.

Under the Management Contract, Schroder is required to continuously furnish the Funds investment programs consistent with the investment objective and policies of each Fund, and to determine, for each Fund, what securities shall be purchased, what securities shall be held or sold, and what portion of the Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-laws, and of the Investment Company Act, and to the Fund's investment objective, policies, and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish. As compensation for services provided to the Fund pursuant to the Management Contract, Schroder is entitled to receive from the Trust a fee, computed and paid monthly, at the annual rate of [__]% of each Fund's average daily net assets.

Schroder makes available to the Trust, without additional expense to the Trust, the services of such of its directors, officers, and employees as may duly be elected Trustees or officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law. Schroder pays the compensation and expenses of officers and executive employees of the Trust. Schroder also provides investment advisory research and statistical facilities and all clerical services relating to such research, statistical, and investment work. Schroder pays the Trust's office rent.

Under the Management Contract, the Trust is responsible for all its other expenses, which may include clerical salaries not related to investment activities; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal expenses; auditing expenses; accounting expenses; payments under any distribution plan; shareholder servicing payments; taxes and governmental fees; fees and expenses of the transfer agent and investor servicing agent of the Trust; the cost of preparing share certificates or any other expenses, including clerical expenses, incurred in connection with the issue, sale, underwriting, redemption, or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Trust who are not affiliated with Schroder; the cost of preparing and distributing reports and notices to shareholders; public and investor relations expenses; and fees and disbursements of custodians of the Funds' assets. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings, and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

The Management Contract provides that Schroder shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with rendering service to the Trust in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its duties.

The Management Contract may be terminated as to a Fund without penalty by vote of the Trustees, by the shareholders of that Fund, or by Schroder, on 60 days' written notice. The Management Contract also terminates without payment of any penalty in the event of its assignment. In addition, the Management Contract may be amended only by a vote of the shareholders of the affected Fund(s), and the Management Contract provides that it will continue in effect from year to year (after an initial two-year period) only so long as such continuance is approved at least annually with respect to a Fund by vote of either the Trustees or the shareholders of that Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Schroder. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act.

Trustees' Approval of Management Contract.  [To be supplied.]

ADMINISTRATIVE SERVICES

On behalf of each Fund, the Trust has entered into an administration agreement with Schroder Fund Advisors Inc., under which Schroder Fund Advisors Inc. provides management and administrative services necessary for the operation of the Funds, including: (1) preparation of shareholder reports and communications;
(2) regulatory compliance, such as reports to and filings with the Commission and state securities commissions; and (3) general supervision of the operation of the Funds, including coordination of the services performed by its investment adviser, transfer agent, custodian, independent accountants, legal counsel and others. Schroder Fund Advisors Inc. is a wholly owned subsidiary of Schroder Investment Management North America Inc. and is a registered broker-dealer organized to act as administrator and distributor of mutual funds. The administration agreement is terminable with respect to the Funds without penalty, at any time, by the Trustees upon 60 days' written notice to Schroder Fund Advisors Inc. or by Schroder Fund Advisors Inc. upon 60 days' written notice to the Trust.

[[___________________], [address] serves as sub-administrator to the Funds. On behalf of each Fund, the Trust has entered into a service agreement with [_____] under which [_______], subject to the oversight and control of Schroder Fund Advisors Inc., provides management and administrative services necessary for the operation of the Funds, including, among other things, preparation of shareholder reports and communications and regulatory compliance, such as reports to and filings with the Commission and state securities commissions. That agreement is terminable with respect to the Funds without penalty, at any time, by the Trustees upon 60 days' written notice to [_______] or by [_______] upon 60 days' written notice to the Trust.

Administrative service fees. [To be supplied]


DISTRIBUTOR

Pursuant to a Distribution Agreement with the Trust, Schroder Fund Advisors Inc. (the "Distributor"), 875 Third Avenue, 22nd Floor, New York, New York 10022, serves as the distributor for the Trust's continually offered shares. The Distributor pays all of its own expenses in performing its obligations under the Distribution Agreement. The Distributor is not obligated to sell any specific amount of shares of any Fund. Please see "Schroder and its Affiliates" for ownership information regarding the Distributor.

Distribution plan for Advisor Shares. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act that allows the Fund to pay distribution and other fees for the sale of its Advisor Shares and for services provided to holders of Advisor Shares. Under the Plan, a Fund may make payments at an annual rate of up to 0.25% of the average daily net assets attributable to its Advisor Shares to pay for distribution services and certain shareholder services provided by institutions that have agreements with the Fund or its service providers to provide such services. Because the fees are paid out of a Fund's assets on a ongoing basis, over time these fees will increase the cost of an investment in Advisor Shares of a Fund and may cost an investor more than paying other types of sales charges.

The various costs and expenses that may be paid or reimbursed under the Distribution Plans include advertising expenses, costs of printing prospectuses and other materials to be given or sent to prospective investors, expenses of sales employees or agents of the Distributor, including salary, commissions, travel and related expenses in connection with the distribution of Advisor Shares, payments to broker-dealers who advise shareholders regarding the purchase, sale, or retention of Advisor Shares, and payments to banks, trust companies, broker-dealers (other than the Distributor), or other financial organizations.

A Distribution Plan may not be amended to increase materially the amount of payments permitted thereunder without the approval of a majority of the outstanding Advisor Shares of the relevant Fund. Any other material amendment to a Distribution Plan must be approved both by a majority of the Trustees and a majority of those Trustees ("Qualified Trustees") who are not "interested persons" (as defined in the Investment Company Act) of the Trust, and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any related agreement, by vote cast in person at a meeting called for the purpose. Each Distribution Plan will continue in effect for successive one-year periods provided each such continuance is approved by a majority of the Trustees and the Qualified Trustees by vote cast in person at a meeting called for the purpose. Each Distribution Plan may be terminated at any time by vote of a majority of the Qualified Trustees or by vote of a majority of the Fund's outstanding Advisor Shares.

BROKERAGE ALLOCATION AND OTHER PRACTICES

ALLOCATION. Schroder may deem the purchase or sale of a security to be in the best interest of the Funds as well as other clients of Schroder. In such cases, Schroder may, but is under no obligation to, aggregate all such transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, such transactions will be allocated among the clients in a manner believed by Schroder to be fair and equitable and consistent with its fiduciary obligations to each client at an average price and commission.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Trust of negotiated brokerage commissions. Schroder may determine to pay a particular broker varying commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States, and therefore certain portfolio transaction costs may be higher than the costs for similar transactions executed on U.S. securities exchanges. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Trust usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Trust includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

Schroder places all orders for the purchase and sale of portfolio securities and buys and sells securities through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain the best price and execution available. In seeking the best price and execution, Schroder considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction (taking into account market prices and trends), the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from several broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Schroder receives research, statistical, and quotation services from many broker-dealers with which it places the Trust's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Schroder and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Funds. The investment advisory fee paid by the Fund is not reduced because Schroder and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act"), Schroder may cause the Funds to pay a broker that provides brokerage and research services to Schroder an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. Schroder's authority to cause the Funds to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

The Funds recently commenced operations and, accordingly, paid no brokerage commissions during the fiscal year ended October 31, 2003.

Other Practices. Schroder and its affiliates also manage private investment companies ("hedge funds") that are marketed to, among others, existing Schroder clients. These hedge funds may invest in the same securities as those invested in by the Funds. The hedge funds' trading methodologies are generally different than those of the Funds and usually include short selling and the aggressive use of leverage.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of each Fund is determined daily as of the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) on each day the Exchange is open for trading. For purposes of determining net asset value, certain options and futures contracts held by the Fund may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange.

The Trustees have established procedures for the valuation of a Fund's securities, which are summarized below.

Equities listed or traded on a domestic or foreign stock exchange for which last sales information is regularly reported are valued at their last reported sales prices on such exchange on that day or, in the absence of sales that day, such securities are valued at the mean of the closing bid and ask prices ("mid-market price") or, if none, the last sales price on the preceding trading day. (Where the securities are traded on more than one exchange, they are valued on the exchange on which the security is primarily traded.) Securities purchased in an initial public offering and which have not commenced trading in a secondary market are valued at cost. Unlisted securities for which over-the-counter market quotations are readily available generally are valued at the most recently reported mid-market prices. In the case of securities traded primarily on the National Association of Securities Dealers' Automated Quotation System ("NASDAQ"), the NASDAQ Official Closing Price will, if available, be used to value such securities as such price is reported by NASDAQ to market data vendors.

Except as noted below with regard to below investment grade and emerging markets debt instruments, fixed income securities with remaining maturities of more than 60 days are valued on the basis of valuations provided by pricing services that determine valuations for normal institutional size trading units of fixed income securities, or through obtaining independent quotes from market makers. Below investment grade and emerging markets debt instruments ("high yield debt") will ordinarily be valued at prices supplied by a Fund's pricing services based on the mean of bid and asked prices supplied by brokers or dealers; provided, however, that if the bid-asked spread exceeds five points, then that security will be valued at the bid price. Short-term fixed income securities with remaining maturities of 60 days or less are valued at amortized cost, a form of fair valuation, in accordance with procedures established by the Trustees, unless Schroder believes another valuation is more appropriate. Securities for which current market quotations are not readily available are valued at fair value pursuant to procedures established by the Trustees.

Options and futures contracts traded on a securities exchange or board of trade may be valued as of a time that is up to 15 minutes after the close of trading on the New York Stock Exchange. Such options and futures contracts shall be valued at the last reported sales price or, in the absence of a sale, at the closing mid-market price (the average of the last reported bid and asked prices). Options not traded on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the most recently reported mid-market price (the average of the most recently reported bid and asked prices).

All assets and liabilities of a Fund denominated in foreign currencies are translated into U.S. dollars based on the mid-market price of such currencies against the U.S. dollar at the time when last quoted.

Long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities may be stated at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities.

If any securities held by a Fund are restricted as to resale, Schroder will obtain a valuation based on the current bid for the restricted security from one or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security. If Schroder is unable to obtain a fair valuation for a restricted security from an independent dealer or other independent party, a pricing committee (comprised of certain directors and officers at Schroder) shall determine the bid value of such security. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Trust in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Trust's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Trust's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair values.

The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Each Fund's assets will be further allocated among its constituent classes of shares on the Trust's books of account. Expenses with respect to any two or more Funds or classes may be allocated in proportion to the net asset values of the respective Funds or classes except where allocations of direct expenses can otherwise be fairly made to a specific Fund or class. The net asset value of a Fund's Advisor Shares will generally differ from that of its Investor Shares due to the variance in dividends paid on each class of shares and differences in the expenses of Advisor Shares and Investor Shares.

TAXES

This discussion provides information generally about the U.S. federal income tax consequences of investing in the Fund, including, without limitation, consequences for taxable U.S. and non-U.S. shareholders.

TAXATION OF THE FUNDS. Each Fund intends to qualify each year and elect to be taxed as a "regulated investment company" (a "RIC") under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

As a RIC qualifying to have its tax liability determined under Subchapter M, a Fund will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gain distributions.

In order to qualify as a RIC a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, securities of other RICs and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than the U.S. Government or other RICs) or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses; and (c) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt interest income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. Each Fund intends to make such distributions.

If a Fund does not qualify for taxation as a RIC for any taxable year, the Fund's taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net tax-exempt income and net long-term capital gains (if any), will be taxable to shareholders as ordinary income. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior years (to the extent not previously subject to tax under subchapter M), that Fund will be subject to a 4% excise tax on the under-distributed amounts. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by that Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

TAXABLE DISTRIBUTIONS. For federal income tax purposes, distributions of investment income (other than exempt-interest dividends, as described below) are taxed as ordinary income. Taxes on distributions of capital gains are determined by how long your Fund owned the investments that generated the gains, rather than how long you owned your shares. Distributions of net capital gains from the sale of investments that a Fund has held for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Generally, gains realized by a Fund on the sale or exchange of investments, the income from which is tax exempt, will be taxable to shareholders. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. The Funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

EXEMPT-INTEREST DIVIDENDS. A Fund will qualify to pay exempt-interest dividends to shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax under Code
Section 103(a). Distributions that Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund properly designate as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax ("AMT") purposes and for state and local purposes. Because Schroder Municipal Bond Fund and Schroder Short-Term Municipal Bond Fund intend to qualify to pay exempt-interest dividends, the Funds may be limited in their ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indexes and other assets.

Under the Code, interest on certain "private activity bonds" issued after August 7, 1986 is treated as a preference item and is (after reduction by applicable expenses) included in federal alternative minimum taxable income. In addition, for corporations, alternative minimum taxable income is increased by a percentage of the excess of an alternative measure of income that includes interest on all tax-exempt securities over the amount otherwise determined to be alternative minimum taxable income. Accordingly, a portion of a Fund's dividends that would otherwise be tax exempt to the shareholders may cause an investor to be subject to the federal AMT or may increase the liability of an investor who is subject to such tax. The receipt of exempt-interest dividends may affect the portion, if any, of a shareholder's Social Security and Railroad Retirement benefits that will be includable in gross income subject to federal income tax. Shareholders receiving Social Security or Railroad Retirement benefits should consult their tax advisers.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or tax laws of any state or local authority.

TRANSACTIONS IN FUND SHARES. Any gain resulting from a redemption, exchange (including an exchange for shares of another Fund) of shares in the Funds will generally be subject to federal income tax at either short-term or long-term capital gain rates, depending on how long a shareholder has owned his or her shares. Any loss realized upon the redemption of shares held for six months or less at the time of redemption will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period. Furthermore, any loss from the sale or redemption of shares held six months or less generally will be disallowed to the extent that tax-exempt interest dividends were paid on such shares.

FOREIGN INVESTMENTS. With respect to investment income and gains received by Schroder Fixed Income Fund from sources outside the United States, such income and gains may be subject to foreign taxes which are withheld at the source. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which its assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income or loss and may affect the timing or amount of the Fund's distributions, including in situations where such distributions may economically represent a return of a particular shareholder's investment. Investments, if any, in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charges on certain distributions from such companies and on disposition of investments in such companies; however, the tax effects of such investments may be mitigated by making an election to mark such investments to market annually or treat the passive foreign investment company as a "qualified electing fund."

Because it is not anticipated that more than 50% of the value of Schroder Fixed Income Fund's total assets at the close of its taxable year will consist of stocks or securities of foreign corporations, the Fund will not be able to elect to permit its shareholders to claim a credit or deduction on their income tax returns for taxes paid by the Fund to foreign countries.

HEDGING TRANSACTIONS. If a Fund engages in hedging transactions, including hedging transactions in options, forward or futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gain into short-term capital gain, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. A Fund's investments, if any, in securities issued at a discount (for example, zero-coupon bonds) and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities that it otherwise would have continued to hold.

BACKUP WITHHOLDING. A Fund is generally required to withhold a percentage of certain of your dividends and other distributions if you have not provided the Fund with your correct taxpayer identification number (normally your Social Security number), or if you are otherwise subject to backup withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

TAX SHELTER REPORTING REGULATIONS. Under recently promulgated Treasury regulations, if a shareholder recognizes a loss with respect to a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

The foregoing discussion is primarily a summary of certain federal income tax consequences of investing in a Fund, based on the law as of the date of this SAI. The discussion does not address special tax rules applicable to certain classes of investors, such as, among others, IRAs and other retirement plans, tax-exempt entities, foreign investors, insurance companies, financial institutions and investors making in-kind contributions to a Fund. You should consult your tax advisor for more information about your own tax situation, including possible other federal, state, local, and, where applicable, foreign tax consequences of investing in a Fund.

PRINCIPAL HOLDERS OF SECURITIES

As of __________, no person owns of record, or is known by the Trust to own beneficially, 5% or more of the outstanding shares of either class of a Fund.

As of __________, the Trustees of the Trust and the officers of the Trust, as a group, owned none of the outstanding shares of either class of each Fund.

PERFORMANCE INFORMATION

Average annual total return of a class of shares of a Fund for one-, five-, and ten-year periods (or for such shorter periods as shares of that class of shares of the Fund have been offered) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in that class of shares at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year or less is equal to the actual return during that period. Total return calculations assume reinvestment of all Fund distributions at net asset value on their respective reinvestment dates. Total return may be presented for other periods.

ALL PERFORMANCE DATA IS BASED ON PAST INVESTMENT RESULTS AND DOES NOT PREDICT FUTURE PERFORMANCE. Investment performance of a particular class of a Fund's shares, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses attributable to that class of shares. Investment performance also often reflects the risks associated with the Fund's investment objectives and policies. Quotations of yield or total return for any period when an expense waiver or limitation is in effect will be greater than if the waiver or limitation had not been in effect. These factors should be considered when comparing the investment results of a Fund's shares to those of various classes of other mutual funds and other investment vehicles. Performance for a Fund's shares may be compared to various indices.

From time to time, Schroder, [sub-administrator] or any of their affiliates that provide services to the Funds may reduce their compensation or assume expenses of the Funds in order to reduce the Funds' expenses, as described in the Fund's current Prospectuses. Any such waiver or assumption would increase a Fund's total return for each class of shares during the period of the waiver or assumption.

CUSTODIAN

[_________________], is the custodian of the assets of the Funds. The custodian's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments. The custodian does not determine the investment policies of a Fund or decide which securities a Fund will buy or sell.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Boston Financial Data Services, Inc., Two Heritage Drive, Quincy, Massachusetts 02171, is the Trust's registrar, transfer agent and dividend disbursing agent.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, the Trust's independent accountants, provide audit services, and tax return preparation services. Their address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, Pennsylvania 19103.

CODE OF ETHICS

The Trust, Schroder, and Schroder Fund Advisors Inc., the Trust's distributor, have each adopted a combined Code of Ethics pursuant to the requirements of Rule 17j-1 of the Investment Company Act. Subject to certain restrictions, the Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by a Fund. The Code of Ethics has been filed as an exhibit to the Trust's Registration Statement.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated authority and responsibility to vote any proxies relating to voting securities held by the Funds to Schroder, which intends to vote such proxies in accordance with its proxy voting policies and procedures. A copy of Schroder's proxy voting policies and procedures is attached as Appendix B to this SAI.

LEGAL COUNSEL

Ropes & Gray LLP, One International Place, Boston, Massachusetts 02110-2624, serves as counsel to the Trust.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

FINANCIAL STATEMENTS

As the Funds have not commenced operations, financial statements for the Funds are unavailable.

                                                                      APPENDIX A
                                                                      ----------


                    FIXED INCOME AND COMMERCIAL PAPER RATINGS


  MOODY'S INVESTORS SERVICE INC. ("MOODY'S")

  FIXED-INCOME SECURITY RATINGS

  "Aaa" Fixed-income securities which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  "Aa" Fixed-income securities which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade fixed-income securities. They are rated lower than the best fixed-income securities because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

  "A" Fixed-income securities which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

  "Baa" Fixed-income securities which are rated "Baa" are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such fixed-income securities lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Fixed-income securities rated "Aaa", "Aa", "A" and "Baa" are considered investment grade.

  "Ba" Fixed-income securities which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

  "B" Fixed-income securities which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  "Caa" Fixed-income securities which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  "Ca" Fixed-income securities which are rated "Ca" present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  "C" Fixed-income securities which are rated "C" are the lowest rated class of fixed-income securities, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  Rating Refinements: Moody's may apply numerical modifiers, "1", "2", and "3" in each generic rating classification from "Aa" through "B" in its municipal fixed-income security rating system. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and a modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

  COMMERCIAL PAPER RATINGS

  Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. The ratings apply to Municipal Commercial Paper as well as taxable Commercial Paper. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: "Prime-1", "Prime-2", "Prime-3".

  Issuers rated "Prime-1" have a superior capacity for repayment of short-term promissory obligations. Issuers rated "Prime-2" have a strong capacity for repayment of short-term promissory obligations; and Issuers rated "Prime-3" have an acceptable capacity for repayment of short-term promissory obligations. Issuers rated "Not Prime" do not fall within any of the Prime rating categories.

  STANDARD & POOR'S RATING SERVICES ("STANDARD & POOR'S")

  FIXED-INCOME SECURITY RATINGS

  A Standard & Poor's fixed-income security rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

  Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

  "AAA" Fixed-income securities rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  "AA" Fixed-income securities rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

  "A" Fixed-income securities rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than fixed-income securities in higher-rated categories.

  "BBB" Fixed-income securities rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for fixed-income securities in this category than for fixed-income securities in higher-rated categories.

  Fixed-income securities rated "AAA", "AA", "A" and "BBB" are considered investment grade.

  "BB" Fixed-income securities rated "BB" have less near-term vulnerability to default than other speculative grade fixed-income securities. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity or willingness to pay interest and repay principal.

  "B" Fixed-income securities rated "B" have a greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

  "CCC" Fixed-income securities rated "CCC" have a current identifiable vulnerability to default, and the obligor is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

  "CC" The rating "CC" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC" rating.

  "C" The rating "C" is typically applied to fixed-income securities subordinated to senior debt which is assigned an actual or implied "CCC-" rating.

  "CI" The rating "CI" is reserved for fixed-income securities on which no interest is being paid.

  "NR" Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

  Fixed-income securities rated "BB", "B", "CCC", "CC" and "C" are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such fixed-income securities will likely have some quality and protective characteristics, these are out-weighed by large uncertainties or major risk exposures to adverse conditions.

  Plus (+) or minus (-): The rating from "AA" TO "CCC" may be modified by the addition of a plus or minus sign to show relative standing with the major ratings categories.

  COMMERCIAL PAPER RATINGS

  Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based upon current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information. Ratings are graded into group categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper.

  Issues assigned "A" ratings are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation "1", "2", and "3" to indicate the relative degree of safety.

  "A-1" Indicates that the degree of safety regarding timely payment is very strong.

  "A-2" Indicates capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

  "A-3" Indicates a satisfactory capacity for timely payment. Obligations carrying this designation are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH INVESTORS SERVICE, INC. ("FITCH")

FIXED INCOME SECURITY RATINGS

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+".

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High Yield Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+".

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1 " categories.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

DUFF & PHELPS

FIXED INCOME SECURITIES

Investment Grade

AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free US Treasury debt.

AA+, AA, and AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, and A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, and BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

High Yield Grade

BB+, BB, and BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, and B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

Preferred stocks are rated on the same scale as bonds but the preferred rating gives weight to its more junior position in the capital structure. Structured financings are also rated on this scale.

CERTIFICATES OF DEPOSIT RATINGS

Category 1: Top Grade

Duff 1 plus: Highest certainty of timely payment. Short-term liquidity including internal operating factors and/or ready access to alternative sources of funds, is outstanding, and safety is just below risk-free US Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good Fundamental protection factors. Risk factors are minor.

Duff 1 minus: High certainty of timely payment. Liquidity factors are strong and supported by good Fundamental protection factors. Risk factors are very small.

Category 2: Good Grade

Duff 2: Good certainty of timely payment. Liquidity factors and company Fundamentals are sound. Although ongoing Funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Category 3: Satisfactory Grade

Duff 3: Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless timely payment is expected. No ratings are issued for companies whose paper is not deemed to be of investment grade.

                                                                     APPENDIX B
                                                                     ----------


                  SCHRODER INVESTMENT MANAGEMENT NORTH AMERICA
            POLICY RELATING TO IDENTIFYING AND ACTING UPON CONFLICTS
           OF INTEREST IN CONNECTION WITH ITS PROXY VOTING OBLIGATIONS

This document sets forth SIM NA's policy with respect to proxy voting and its procedures to comply with Rule 206(4)-6 under the Investment Advisers Act of 1940 and Rule 30b1-4 under the Investment Company Act of 1940. Specifically, Rule 206(4)-6 requires that SIM NA:

o Adopt and implement written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients and

o Disclose its proxy voting policies and procedures to clients and inform them how they may obtain information about how SIM NA voted proxies.


Rule 30b1-4 requires that the Schroder US Mutual Funds (the "Funds"):

o Disclose their proxy voting policies and procedures in their registration statements and

o Annually, file with the SEC and make available to shareholders their actual proxy voting.

1.       PROXY VOTING GENERAL PRINCIPLES

SIM NA will evaluate and usually vote for or against all proxy requests relating to securities held in any account managed by SIM NA (unless this responsibility has been retained by the client).

Proxies will be treated and evaluated with the same attention and investment skill as the trading of securities in the accounts.

Proxies will be voted in a manner which is deemed most likely to protect and enhance the longer term value of the security as an asset to the account.

PROXY COMMITTEE
---------------

The Proxy Committee consists of investment professionals and other officers and is responsible for ensuring compliance with this proxy voting policy. The Committee meets quarterly to review proxies voted, policy guidelines and to examine any issues raised, including a review of any votes cast in connection with controversial issues.

The procedure for evaluating proxy requests is as follows:

Schroders' Global Corporate Governance Team (the "Team") is responsible for the initial evaluation of the proxy request, for seeking advice where necessary, especially from the US small cap and mid cap product heads, and for consulting with portfolio managers who have invested in the company should a controversial issue arise.

When making proxy-voting decisions, SIM NA generally adheres to the Global Corporate Governance Policy (the "Policy"), as revised from time to time. The Policy, which has been developed by Schroders' Global Corporate Governance Team and approved by the SIM NA Proxy Committee, sets forth SIM NA's positions on recurring issues and criteria for addressing non-recurring issues. The Policy is a part of these procedures and is incorporated herein by reference. The Proxy Committee exercises oversight to assure that proxies are voted in accordance with the Policy and that any votes inconsistent with the Policy or against management are appropriately documented.

SIM NA uses Institutional Shareholder Services, Inc. ("ISS") to assist in voting proxies. ISS provides proxy research, voting and vote-reporting services. ISS's primary function with respect to SIM NA is to apprise the Group of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals. Although SIM NA may consider ISS's and others' recommendations on proxy issues, SIM NA bears ultimate responsibility for proxy voting decisions.

SIM NA may also consider the recommendations and research of other providers, including the National Association of Pension Funds' Voting Issues Service.

CONFLICTS

From time to time, proxy voting proposals may raise conflicts between the interests of SIM NA's clients and the interests of SIM NA and/or its employees. SIM NA is adopting this policy and procedures to ensure that decisions to vote the proxies are based on the clients' best interests.

For example, conflicts of interest may arise when:

o Proxy votes regarding non-routine matters are solicited by an issuer that, directly or indirectly, has a client relationship with SIM NA;

o    A proponent of a proxy proposal has a client relationship with SIM NA;

o    A proponent of a proxy proposal has a business relationship with SIM NA;

o SIM NA has business relationships with participants in proxy contests, corporate directors or director candidates;

The Team is responsible for identifying proxy voting proposals that may present a material conflict of interest. If SIM NA receives a proxy relating to an issuer that raises a conflict of interest, the Team shall determine whether the conflict is "material" to any specific proposal included within the proxy. The Team will determine whether a proposal is material as follows:

o Routine Proxy Proposals: Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest unless the Team has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.

o Non-Routine Proxy Proposals: Proxy proposals that are "non-routine" will be presumed to involve a material conflict of interest, unless the Team determines that neither SIM NA nor its personnel have a conflict of interest or the conflict is unrelated to the proposal in question. For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock, option plans, retirement plans, profit-sharing or other special remuneration plans). If the Team determines that there is, or may be perceived to be, a conflict of interest when voting a proxy, SIM NA will address matters involving such conflicts of interest as follows:

         A. if a proposal is addressed by the Policy, SIM NA will vote in accordance with such Policy;

         B. if SIM NA believes it is in the best interests of clients to depart from the Policy, SIM NA will be subject to the requirements of C or D below, as applicable;

         C. if the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, SIM NA may vote such proxy as it determines to be in the best interest of clients, without taking any action described in D below, provided that such vote would be against SIM NA's own interest in the matter (i.e., against the perceived or actual conflict). The rationale of such vote will be memorialized in writing; and

         D. if the proxy proposal is (1) not addressed by the Policy or (2) requires a case-by-case determination, and SIM NA believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then SIM NA must take one of the following actions in voting such proxy: (a) vote in accordance with ISS' recommendation; (b) inform the client(s) of the conflict of interest and obtain consent to vote the proxy as recommended by SIM NA; or (c) obtain approval of the decision from the Chief Compliance Officer and the Chief Investment Officer. The rationale of such vote will be memorialized in writing.

RECORD OF PROXY VOTING

         The Team will maintain, or have available, written or electronic copies of each proxy statement received and of each executed proxy.

The Team will also maintain records relating to each proxy, including (i) the voting decision with regard to each proxy; and (ii) any documents created by the Team and/or the Proxy Committee, or others, that were material to making the voting decision; (iii) any decisions of the Chief Compliance Officer and the Chief Investment Officer.

SIM NA will maintain a record of each written request from a client for proxy voting information and its written response to any request (oral or written) from any client for proxy voting information.

Such records will be
maintained for six years and may be retained electronically.

Additional Reports and Disclosures for the Schroder Funds

The Funds must disclose their policies and procedures for voting proxies in their Statement of Additional Information. In addition to the records required to be maintained by SIM NA, the following information will be made available to the Funds or their agent to enable the Funds to file Form N-PX under Rule 30b1-4:

         For each matter on which a fund is entitled to vote:

o    Name of the issuer of the security;

o    Exchange ticker symbol;

o    CUSIP number, if available;

o    Shareholder meeting date;

o    Brief summary of the matter voted upon;

o    Source of the proposal, i.e., issuer or shareholder;

o    Whether the fund voted on the matter;

o    How the fund voted; and

o    Whether the fund voted with or against management.

Further, the Funds are required to make available to shareholders the Funds' actual proxy voting record. If requested, the most recently filed Form N-PX must be sent within three (3) days of receipt of the request.


July 30, 2003

PART C:  OTHER INFORMATION

ITEM 23.   EXHIBITS

     (a)  Agreement and Declaration of Trust (see Note 1).

     (b)  Bylaws of the Registrant (see Note 1).

     (c)  (i)   Portions of Agreement and Declaration of Trust Relating to
                Shareholders' Rights (see Note 1).

          (ii)  Portions of Bylaws Relating to Shareholders' Rights (see Note
                1).

     (d)  (i)   Amended and Restated Management Contract dated August 9, 1994 and amended and restated as of September 15, 1999 (see Note 3).

          (ii) Amended and Restated Management Contract for Schroder MidCap Value Fund dated August 1, 1997 and amended and restated as of September 15, 1999 (see Note 3).

          (iii) Form of Management Contract between the Trust, on behalf of Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund, and Schroder Investment Management North America, Inc. is filed herewith.

     (e)  Distribution Agreement dated September 15, 1999 (see Note 3).

     (f)  Not applicable.

     (g)  (i)   Global Custody Agreement between the Trust and The Chase
                Manhattan Bank dated as of November 5, 2001 (see Note 5).

          (ii) Custody Agreement between the Trust, on behalf of Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund, and [________________] [To be filed by amendment.]

     (h)  (i)   Transfer Agent and Service Agreement (see Note 1).

          (ii) Form of Delegation Amendment to Transfer Agent and Service Agreement dated as of July 24, 2002 (see Note 6).

          (iii) Form of Letter Agreement Amendment to Transfer Agent and Service Agreement relating to Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund is filed herewith.

          (iv) Administration and Accounting Agreement among the Trust, Schroder Fund Advisors Inc. and SEI Investments Global Fund Services dated as of October 8, 2001 (see Note 5).

          (v) Administration and Accounting Agreement among the Trust, Schroder Fund Advisors Inc. and [____________________] relating to Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund. [To be filed by amendment.]

          (iii) Form of Shareholder Service Agreement for Advisor Shares (see
                Note 2).

          (iv)  Form of Shareholder Servicing Plan for Advisor Shares (see Note
                2).

     (i)  (i)   Opinion of Ropes & Gray (see Note 3).

          (ii) Opinion of Ropes & Gray LLP relating to Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund. [To be filed by amendment.]

     (j)  Not applicable.

     (k)  Not applicable.

     (l)  Initial Capital Agreement (see Note 1).

     (m) Form of Distribution Plan and Agreement for Advisor Shares is filed herewith.

     (n)  Form of Multiclass (Rule 18f-3) Plan is filed herewith.

     (o)  Reserved.

     (p) Code of Ethics for Schroder Series Trust, Schroder Investment Management North America Inc., and Schroder Fund Advisors Inc. (see
          Note 5).

     (q)  (i)   Power of Attorney for David A. Dinkins, John I. Howell, Peter S.
                Knight, Alan M. Mandel, Catherine A. Mazza, William L. Means,
                Clarence F. Michalis, and Hermann C. Schwab (see Note 4).

          (ii)  Power of Attorney for Peter E. Guernsey (see Note 3).

         (iii)  Power of Attorney for Peter L. Clark is filed herewith.

Notes:

1. Exhibit incorporated by reference to Post-Effective Amendment No. 11 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 25, 1999, accession number 0000950135-97-000990.

2. Exhibit incorporated by reference to Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A filed via EDGAR on April 14, 1997, accession number 0000950135-97-012780.

3. Exhibit incorporated by reference to Post-Effective Amendment No. 12 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 29, 2000, accession number 0000912057-009075.

4. Exhibit incorporated by reference to Post-Effective Amendment No. 14 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 28, 2001, accession number 0000912057-01-006924.

5. Exhibit incorporated by reference to Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A filed via EDGAR on January 29, 2002, accession number 0000950136-02-000240.

6. Exhibit incorporated by reference to Post-Effective Amendment No. 16 to the Trust's Registration Statement on Form N-1A filed via EDGAR on February 28, 2003, accession number 0000950136-03-000458.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS

None.

ITEM 25. INDEMNIFICATION

Article VIII of the Registrant's Agreement and Declaration of Trust provides as follows:

SECTION 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such covered Person shall have been finally adjudicated in any such action, suit or other proceeding (a) not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or (b) to be liable to the Trust or it's Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees' then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

SECTION 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts as opposed to a full trial type inquiry), to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and that such indemnification would not protect such Covered Person against any liability to the Trust to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Any approval pursuant to this Section shall not prevent the recovery, from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust of its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's Office.

SECTION 3. The right of indemnification hereby provided shall not be exclusive of or affect any other rights to which such Covered Person may be entitled. As used in this Article VIII, the term "Covered Person" shall include such person's heirs, executors and administrators, and a "disinterested Trustee" is a Trustee who is not an "interested person" of the Trust as defined in Section 2(a)(19) of the 1940 Act (or who has been exempted from being an "interested person" by any rule, regulation or order of the

Securities and Exchange Commission) and against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending. Nothing contained in this Article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees or officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                    ------------------------------------

Reference is made to the Distribution Agreement, filed herewith, which contains provisions for the indemnification by Schroder Fund Advisors Inc. of the Registrant and Trustees and officers of the Registrant under certain circumstances. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees and officers of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee or officer of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee or officer in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The directors and officers of the Registrant's investment adviser, Schroder Investment Management North America Inc. ("SIM N.A."), have been engaged during the past two fiscal years in no business, vocation, or employment of a substantial nature other than as directors, officers, or employees of the investment adviser or certain of its corporate affiliates, except the following, whose principal occupations during that period, other than as directors or officers of the investment adviser or certain of its corporate affiliates, are as follows: Deborah A. Chaplin, Executive Vice President and Director of SIM N.A., who was formerly Portfolio Manager at Scudder Kemper Investments; Peter Clark, Executive Vice President of SIM N.A. and Head of Emerging Markets, who formerly was Managing Director of Emerging Markets at J.P. Morgan Investment Management; Paul Easterbrook, Senior Vice President of SIM N.A., who was formerly Senior Vice President at Hansberger Global Investors; Jenny B. Jones, Executive Vice President of SIM N.A., who was formerly an Executive Director and Portfolio Manager at Morgan Stanley Investment Advisors, Inc.; and Sheridan Reilly, Executive Vice President of SIM N.A., who was formerly at Ivy Management, Inc.

The address of SIM N.A. and Schroder Fund Advisors Inc. is 875 Third Avenue, 22nd Floor, New York, NY 10022. The addresses of certain corporate affiliates of SIM N.A. are as follows: Schroder Investment Management North America Limited, Schroder Ltd., and Schroders plc. are located at 31 Gresham St., London EC2V 7QA, United Kingdom. Each of Schroder Investment Management Limited, Schroder Investment Management (UK) Limited, Schroder Investment Management (Europe), Korea Schroder Fund Management Limited and Schroder Personal Investment Management, is located at 33 Gutter Lane, London EC2V 8AS United Kingdom. Schroder Investment Management (Singapore) Limited is located at #47-01 OCBC Centre, Singapore. Schroder Investment Management (Hong Kong) Limited is located at 8 Connaight Place, Hong Kong. Schroder Investment Management (Australasia) Limited is located at 225 George Place, Sydney, Australia. PT Schroder Investment Management Indonesia is located at Lippo Plaza Bldg., 25 Jakarta, 12820. Schroders (C.I.) Limited is located at St. Peter Port, Guernsey, Channel Islands, GY1 3UF. Schroder Properties Limited is located at Senator House, 85 Queen Victoria Street, London EC4V 4EJ, United Kingdom.


ITEM 27. PRINCIPAL UNDERWRITERS

     (a) Schroder Fund Advisors Inc. currently acts as the principal underwriter for each Fund of Registrant and each series of Schroder Capital Funds (Delaware) and Schroder Global Series Trust.

     (b) The directors and officers of the Registrant's principal underwriter are as follows:


         Name and Principal Business        Position and Office with       Position and Office with the
                  Address*                        Underwriter                          Trust
        -------------------------------------------------------------------------------------------------
        Peter Clark                    President and Chairman              None

        Catherine A. Mazza             President and Director              Trustee, President, and
                                                                           Chief Executive Officer

        Barbara Brooke Manning         Senior Vice President, Chief        Vice President
                                       Compliance Officer and Director

        Frederick Hizette              Senior Vice President               None


        Alan M. Mandel                 Senior Vice President and Director  Treasurer, Principal
                                                                           Financial and Accounting
                                                                           Officer

        Mark J. Smith                  Senior Vice President and Director  None

        Carin F. Muhlbaum              General Counsel, Vice President,    Vice President and Clerk
                                       Secretary, and Director

        Nicholas J. Rossi              Assistant Vice President and        Assistant Vice President and
                                       Assistant Secretary                 Assistant Clerk

        Brendan Dunphy                 Assistant Vice President            None

        Evett Lawrence                 Associate                           None
        -------------------------------------------------------------------------------------------------

**The principal business address of each individual listed above is 875 Third Avenue, 22nd Floor, New York, New York 10022, except for Mark J. Smith and Frederick Hizette, whose business addresses are 31 Gresham St., London EC2V 7QA, United Kingdom and 5 Rue Hohenhof, L-1736 Senningerberg, Luxembourg, respectively.




     (c)  Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

Persons maintaining physical possession of accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Carin F. Muhlbaum; Registrant's investment adviser, Schroder Investment Management North America Inc.; Registrant's custodian, [_______________]; and Registrant's transfer agent and registrar, Boston Financial Data Services, Inc. The address of the clerk and investment adviser is 875 Third Avenue, 22nd Floor, New York, New York 10022. The address of the custodian is [____________________]. The address of the transfer agent and registrar is Two Heritage Drive, Quincy, Massachusetts 02171.


ITEM 29. MANAGEMENT SERVICES

None.


ITEM 30. UNDERTAKINGS

     (a) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (b) The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest, to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees and to assist, in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.


NOTICE

A copy of the Agreement and Declaration of Trust of Schroder Series Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

Pursuant to he requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 16th day of October, 2003.

SCHRODER SERIES TRUST

By:  /s/ CATHERINE A. MAZZA
     ---------------------------
Name:  Catherine A. Mazza
Title: President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 16, 2003.

Principal Executive Officer

By:  /s/ CATHERINE A. MAZZA
     ---------------------------
Name:  Catherine A. Mazza
Title: President and Chief Executive Officer

Principal Financial and Accounting Officer

By:  /s/ ALAN M. MANDEL
     ---------------------------
Name:  Alan M. Mandel
Title: Treasurer, Principal Financial Officer and Principal Accounting Officer

*Peter L. Clark, Trustee
**David N. Dinkins, Trustee
**Peter E. Guernsey, Trustee
**John I. Howell, Trustee
**Peter S. Knight, Trustee
**Catherine A. Mazza, Trustee
**William L. Means, Trustee
**Clarence F. Michalis, Trustee
**Hermann C. Schwab, Trustee

By:  /s/ CATHERINE A. MAZZA
     ---------------------------
Catherine A. Mazza   Attorney-in-Fact*

* Pursuant to power of attorney filed as an exhibit herewith.
**Pursuant to powers of attorney previously filed as exhibits to this Registration Statement.

EXHIBIT INDEX

(d) (iii) Form of Management Contract between the Trust, on behalf of Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund, and Schroder Investment Management North America, Inc.

(h) (iii) Form of Letter Agreement Amendment to Transfer Agent and Service Agreement relating to Schroder Municipal Bond Fund, Schroder Short-Term Municipal Bond Fund and Schroder Fixed Income Fund.

(m) Form of Distribution Plan and Agreement for Advisor Shares.

(n)  Form of Multiclass (Rule 18f-3) Plan.

(q) (iii)   Power of Attorney for Peter L. Clark.